Unites States Securities and Exchange Commission

Washington, DC 20549

Form N-Q

Quarterly Schedule of Portfolio Holdings of Registered Management Investment Company

Investment Company Act file number 811-23112

Janus Detroit Street Trust
(Exact name of registrant as specified in charter)

151 Detroit Street, Denver, Colorado 80206
(Address of principal executive offices) (Zip code)

Michelle Rosenberg, 151 Detroit Street, Denver, Colorado 80206
(Name and address of agent for service)

Registrant's telephone number, including area code: 303-333-3863

Date of fiscal year end: 10/31

Date of reporting period: 7/31/16

Item 1. Schedule of Investments.
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Janus Small Cap Growth Alpha ETF

Schedule of Investments (unaudited)

July 31, 2016

	Shares	Value

Common Stocks - 99.9%
Aerospace & Defense - 1.7%
Astronics Corp. *	188	$7,195
HEICO Corp.	446	31,002
TASER International, Inc. *	390	11,294

		49,491
Air Freight & Logistics - 0.0%
Radiant Logistics, Inc. *	361	1,141
Airlines - 1.2%
Hawaiian Holdings, Inc. *	397	18,075
Virgin America, Inc. *	327	18,286

		36,361
Auto Components - 1.6%
Dorman Products, Inc. *	249	15,861
Drew Industries, Inc.	175	16,032
Fox Factory Holding Corp. *	262	5,028
Gentherm, Inc. *	261	8,759
Strattec Security Corp.	26	1,160

		46,840
Beverages - 0.4%
Boston Beer Co., Inc. - Class A *	60	10,973
Biotechnology - 3.0%
Acorda Therapeutics, Inc. *	640	16,179
BioSpecifics Technologies Corp. *	98	3,969
Enanta Pharmaceuticals, Inc. *	264	5,937
Insys Therapeutics, Inc. *	994	15,556
Ligand Pharmaceuticals, Inc. *	289	38,980
PDL BioPharma, Inc.	2,295	8,079

		88,700
Building Products - 1.1%
AAON, Inc.	393	10,407
CSW Industrials, Inc. *	116	3,936
Patrick Industries, Inc. *	113	7,295
Trex Co., Inc. *	217	10,524

		32,162
Capital Markets - 1.3%
Artisan Partners Asset Management, Inc. - Class A	240	6,710
Diamond Hill Investment Group, Inc.	20	3,820
HFF, Inc. - Class A	221	6,234
Houlihan Lokey, Inc.	71	1,628
KCG Holdings, Inc. - Class A *	507	7,671
Moelis & Co. - Class A	119	2,962
Westwood Holdings Group, Inc.	50	2,681
WisdomTree Investments, Inc.	791	7,863

		39,569
Chemicals - 1.5%
Balchem Corp.	368	23,504

	Shares	Value

Common Stocks - (continued)
Chemicals - (continued)
Chase Corp.	108	$6,544
Core Molding Technologies, Inc. *	90	1,433
Innospec, Inc.	279	14,025

		45,506
Commercial Banks - 2.4%
CU Bancorp *	102	2,424
Eagle Bancorp, Inc. *	194	10,001
Fidelity Southern Corp.	148	2,547
First Foundation, Inc. *	94	2,238
First NBC Bank Holding Co. *	111	2,112
Franklin Financial Network, Inc. *	62	2,101
Hilltop Holdings, Inc. *	571	12,436
Home BancShares, Inc.	814	16,988
Live Oak Bancshares, Inc.	171	2,242
Opus Bank	161	5,197
People's Utah Bancorp	103	1,841
ServisFirst Bancshares, Inc.	152	7,696
Stonegate Bank	74	2,345
Triumph Bancorp, Inc. *	105	1,834

		72,002
Commercial Services & Supplies - 2.7%
Healthcare Services Group, Inc.	536	20,802
Rollins, Inc.	1,619	45,623
TRC Cos., Inc. *	230	1,615
UniFirst Corp.	113	13,208

		81,248
Communications Equipment - 5.4%
Arista Networks, Inc. *	1,152	82,103
Clearfield, Inc. *	273	5,463
Ubiquiti Networks, Inc. *	1,641	73,385

		160,951
Computers & Peripherals - 0.9%
CPI Card Group, Inc.	1,120	5,286
Super Micro Computer, Inc. *	959	20,667

		25,953
Construction & Engineering - 0.3%
Argan, Inc.	110	5,074
NV5 Global, Inc. *	74	2,381

		7,455
Consumer Finance - 0.7%
Credit Acceptance Corp. *	118	21,319
Distributors - 0.6%
Core-Mark Holding Co., Inc.	332	16,255
Diversified Consumer Services - 0.5%
Grand Canyon Education, Inc. *	336	14,132

	Shares	Value

Common Stocks - (continued)
Diversified Financial Services - 0.7%
Morningstar, Inc.	249	$21,060
Electrical Equipment - 0.6%
AZZ, Inc.	192	11,919
Thermon Group Holdings, Inc. *	239	4,823

		16,742
Electronic Equipment & Instruments - 1.9%
Mesa Laboratories, Inc.	71	8,210
Methode Electronics, Inc.	731	25,607
OSI Systems, Inc. *	375	22,301

		56,118
Energy Equipment & Services - 0.4%
Atwood Oceanics, Inc.	255	2,723
Dril-Quip, Inc. *	149	8,110

		10,833
Food & Staples Retailing - 0.6%
Natural Grocers by Vitamin Cottage, Inc. *	145	1,985
PriceSmart, Inc.	195	15,187

		17,172
Food Products - 2.2%
Amplify Snack Brands, Inc. *	481	6,859
Blue Buffalo Pet Products, Inc. *	1,264	32,460
Cal-Maine Foods, Inc.	281	11,774
J&J Snack Foods Corp.	120	14,593

		65,686
Health Care Equipment & Supplies - 5.5%
Abaxis, Inc.	315	15,580
Anika Therapeutics, Inc. *	199	9,934
Atrion Corp.	25	11,920
Cantel Medical Corp.	580	38,831
Entellus Medical, Inc. *	262	4,690
Glaukos Corp. *	452	15,802
Globus Medical, Inc. - Class A *	996	22,858
Inogen, Inc. *	277	14,886
Neogen Corp. *	522	28,788

		163,289
Health Care Providers & Services - 4.5%
Aceto Corp.	411	10,567
Air Methods Corp. *	534	17,777
Chemed Corp.	231	33,989
Diplomat Pharmacy, Inc. *	917	32,948
National Research Corp. - Class A	423	6,353
Premier, Inc. - Class A *	633	20,699
US Physical Therapy, Inc.	174	10,374

		132,707

	Shares	Value

Common Stocks - (continued)
Health Care Technology - 2.8%
Evolent Health, Inc. - Class A *	592	$13,936
Inovalon Holdings, Inc. - Class A *	929	17,298
Veeva Systems, Inc. - Class A *	1,340	50,906

		82,140
Hotels, Restaurants & Leisure - 3.3%
BJ's Restaurants, Inc. *	173	6,719
Cheesecake Factory, Inc.	347	17,950
Chuy's Holdings, Inc. *	119	4,013
Diamond Resorts International, Inc. *	499	15,060
Eldorado Resorts, Inc. *	337	4,870
Fiesta Restaurant Group, Inc. *	192	4,289
Habit Restaurants, Inc. - Class A *	114	1,851
Lindblad Expeditions Holdings, Inc. *	328	3,260
Nathan's Famous, Inc. *	31	1,506
Popeyes Louisiana Kitchen, Inc. *	157	8,993
RCI Hospitality Holdings, Inc.	71	756
Texas Roadhouse, Inc.	503	23,752
Wingstop, Inc.	205	5,330

		98,349
Household Durables - 1.3%
Bassett Furniture Industries, Inc.	79	2,041
GoPro, Inc. - Class A *	730	9,227
Installed Building Products, Inc. *	226	8,098
LGI Homes, Inc. *	146	5,012
New Home Co., Inc. *	148	1,458
Taylor Morrison Home Corp. - Class A *	229	3,721
Universal Electronics, Inc. *	104	8,043

		37,600
Insurance - 1.4%
AmTrust Financial Services, Inc.	1,008	24,061
Atlas Financial Holdings, Inc. *	69	1,187
Federated National Holding Co.	81	1,697
HCI Group, Inc.	61	1,840
Heritage Insurance Holdings, Inc.	173	2,143
State National Cos., Inc.	248	2,708
United Insurance Holdings Corp.	125	1,983
Universal Insurance Holdings, Inc.	204	4,435

		40,054
Internet & Catalog Retail - 0.2%
Duluth Holdings, Inc. - Class B *	207	5,134
Internet Software & Services - 5.0%
Alarm.com Holdings, Inc. *	902	25,914
GrubHub, Inc. *	1,677	63,592
GTT Communications, Inc. *	736	15,110
Match Group, Inc. *	771	12,143

	Shares	Value

Common Stocks - (continued)
Internet Software & Services - (continued)
NIC, Inc.	1,305	$30,433

		147,192
IT Services - 8.0%
Blackhawk Network Holdings, Inc. *	1,112	38,687
Cardtronics PLC - Class A *	895	39,371
ExlService Holdings, Inc. *	663	32,825
Luxoft Holding, Inc. *	388	22,861
NeuStar, Inc. - Class A *	1,076	27,104
Syntel, Inc. *	1,662	75,305

		236,153
Leisure Equipment & Products - 0.8%
Malibu Boats, Inc. - Class A *	128	1,746
MCBC Holdings, Inc.	133	1,527
Vista Outdoor, Inc. *	435	21,772

		25,045
Life Sciences Tools & Services - 2.4%
Cambrex Corp. *	444	23,270
INC Research Holdings, Inc. - Class A *	753	33,516
Luminex Corp. *	602	12,901

		69,687
Machinery - 1.4%
Greenbrier Cos., Inc.	208	6,829
Lydall, Inc. *	127	5,674
Manitowoc Foodservice, Inc. *	1,014	18,597
Proto Labs, Inc. *	195	10,733

		41,833
Media - 0.2%
New Media Investment Group, Inc.	321	5,669
Oil, Gas & Consumable Fuels - 1.1%
Cheniere Energy Partners LP Holdings LLC	912	18,468
Evolution Petroleum Corp.	130	708
RSP Permian, Inc. *	400	14,380

		33,556
Paper & Forest Products - 0.5%
KapStone Paper and Packaging Corp.	1,125	16,065
Personal Products - 0.4%
Natural Health Trends Corp.	74	2,486
USANA Health Sciences, Inc. *	78	10,711

		13,197
Pharmaceuticals - 2.8%
Akorn, Inc. *	1,659	56,788
Collegium Pharmaceutical, Inc. *	327	3,966
Lannett Co., Inc. *	510	15,922

	Shares	Value

Common Stocks - (continued)
Pharmaceuticals - (continued)
Phibro Animal Health Corp. - Class A	258	$5,323

		81,999
Professional Services - 2.2%
Barrett Business Services, Inc.	54	2,321
Exponent, Inc.	192	9,756
Insperity, Inc.	158	12,401
Korn/Ferry International	424	9,756
RPX Corp. *	378	3,806
TriNet Group, Inc. *	524	11,366
WageWorks, Inc. *	268	16,565

		65,971
Real Estate Investment Trusts (REITs) - 0.9%
Cherry Hill Mortgage Investment Corp.	44	678
Chesapeake Lodging Trust	348	8,794
CoreSite Realty Corp.	179	14,773
Owens Realty Mortgage, Inc.	60	1,003
ZAIS Financial Corp.	47	643

		25,891
Real Estate Management & Development - 0.2%
Marcus & Millichap, Inc. *	218	5,840
Road & Rail - 2.5%
AMERCO	145	57,349
Knight Transportation, Inc.	594	17,719

		75,068
Semiconductors & Semiconductor Equipment - 1.3%
Ambarella, Inc. *	650	37,687
Software - 11.8%
ACI Worldwide, Inc. *	2,309	45,741
Ebix, Inc.	648	34,551
Ellie Mae, Inc. *	594	54,713
Fleetmatics Group PLC *	772	33,165
Globant SA *	681	28,732
Paycom Software, Inc. *	1,186	55,991
Pegasystems, Inc.	1,510	42,129
Qualys, Inc. *	692	21,722
Rapid7, Inc. *	831	11,617
Tangoe, Inc. *	780	6,310
VASCO Data Security International, Inc. *	795	13,285

		347,956
Specialty Retail - 4.5%
Boot Barn Holdings, Inc. *	188	2,023
Five Below, Inc. *	392	19,996
Francesca's Holdings Corp. *	287	3,648
Genesco, Inc. *	150	10,413
Hibbett Sports, Inc. *	164	5,727
Lithia Motors, Inc. - Class A	171	14,756

		Shares	Value

Common Stocks - (continued)
Specialty Retail - (continued)
	Mattress Firm Holding Corp. *	266	$7,937
	Michaels Cos., Inc. *	1,487	39,197
	Penske Automotive Group, Inc.	611	24,208
	Sportsman's Warehouse Holdings, Inc. *	302	3,074
	Winmark Corp.	29	2,917

			133,896
Textiles, Apparel & Luxury Goods - 2.4%
	Columbia Sportswear Co.	499	28,568
	G-III Apparel Group Ltd. *	326	13,050
	Steven Madden Ltd. *	443	15,514
	Superior Uniform Group, Inc.	103	1,655
	Tumi Holdings, Inc. *	484	12,947

			71,734
Thrifts & Mortgage Finance - 0.8%
	BofI Holding, Inc. *	366	6,156
	Essent Group Ltd. *	540	12,939
	HomeStreet, Inc. *	144	3,211

			22,306

Total Common Stocks (cost $2,759,934)			2,953,687

Investment Companies - 0.1%
Money Markets - 0.1%
	State Street Institutional U.S. Government Money Market Fund (cost $2,283)	2,283	2,283

Total Investments (total cost $2,762,217) - 100.0%			2,955,970

Liabilities, net of Cash, Receivables, and Other Assets (0.0)%			(1,122)

Net Assets - 100%			$2,954,848

Summary of Investments by Country - (unaudited)
Country	Value	% of Investment Securities
United States	$2,831,841	95.8%
Great Britain	39,371	1.3
Ireland	33,165	1.1
Luxembourg	28,732	1.0
Switzerland	22,861	0.8
Total	$2,955,970	100.0%

Notes to Schedule of Investments (unaudited)

LLC	Limited Liability Company
LP	Limited Partnership
PLC	Public Limited Company

*	Non-income producing security.

The following is a summary of the inputs that were used to value the Fund's investments in securities and other financial instruments as of July 31, 2016.
Valuation Inputs Summary

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs

Assets Investments in Securities:
Common Stocks	$2,953,687	$—	$—
Investment Companies	—	2,283	—

Total Assets	$2,953,687	$2,283	$—

Organization and Significant Accounting Policies

Janus Small Cap Growth Alpha ETF (the “Fund”) is a series fund. The Fund is part of Janus Detroit Street Trust (the “Trust”), which is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and therefore has applied the specialized accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946. The Trust offers eight Funds which represent shares of beneficial interest in a separate portfolio of securities and other assets with its own objective and policies. The Fund seeks investment results that correspond generally, before fees and expenses, to the performance of its underlying index, the Janus Small Cap Growth Alpha Index (the “Underlying Index”). The Fund is classified as diversified, as defined in the 1940 Act.

The following accounting policies have been followed by the Fund and are in conformity with accounting principles generally accepted in the United States of America.

Investment Valuation

Securities held by the Fund are valued in accordance with policies and procedures established by and under the supervision of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at the closing prices on the primary market or exchange on which they trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Securities that are traded on the over-the-counter (“OTC”) markets are generally valued at their closing or latest bid prices as available. Foreign securities and currencies are converted to U.S. dollars using the applicable exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Fund will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or are deemed unreliable are valued at fair value determined in good faith under the Valuation Procedures. Circumstances in which fair value pricing may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position.

Valuation Inputs Summary

FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:

Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.

Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; and certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.

Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal year.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of July 31, 2016 to fair value the Fund’s investments in securities and other financial instruments is included in the Notes to Schedule of Investments and Other Information.

There were no transfers between Level 1, Level 2 and Level 3 of the fair value hierarchy during the period. The Fund recognizes transfers between the levels as of the beginning of the fiscal year.

Foreign Currency Translations

The Fund does not isolate that portion of the results of operations resulting from the effect of changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held at the date of the financial statements. Net unrealized appreciation or depreciation of investments and foreign currency translations arise from changes in the value of assets and liabilities, including investments in securities held at the date of the financial statements, resulting from changes in the exchange rates and changes in market prices of securities held.

Currency gains and losses are also calculated on payables and receivables that are denominated in foreign currencies. The payables and receivables are generally related to foreign security transactions and income translations.

Foreign currency-denominated assets and forward currency contracts may involve more risks than domestic transactions, including currency risk, counterparty risk, political and economic risk, regulatory risk and equity risk. Risks may arise from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.

Additional Investment Risk

The financial crisis in both the U.S. and global economies over the past several years has resulted, and may continue to result, in a significant decline in the value and liquidity of many securities of issuers worldwide in the equity and fixed income/credit markets. In response to the crisis, the United States and certain foreign governments, along with the U.S. Federal Reserve and certain foreign central banks, took steps to support the financial markets. The withdrawal of this support, a failure of measures put in place to respond to the crisis, or investor perception that such efforts were not sufficient could each negatively affect financial markets generally, and the value and liquidity of specific securities. In addition, policy and legislative changes in the United States and in other countries continue to impact many aspects of financial regulation. The effect of these changes on the markets, and the practical implications for market participants, including the Fund, may not be fully known for some time. As a result, it may also be unusually difficult to identify both investment risks and opportunities, which could limit or preclude the Fund’s ability to achieve its investment objective. Therefore, it is important to understand that the value of your investment may fall, sometimes sharply, and you could lose money.

The enactment of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Dodd-Frank Act”) provided for widespread regulation of financial institutions, consumer financial products and services, broker-dealers, OTC derivatives, investment advisers, credit rating agencies, and mortgage lending, which expanded federal oversight in the financial sector, including the investment management industry. Many provisions of the Dodd-Frank Act remain pending and will be implemented through future rulemaking. Therefore, the ultimate impact of the Dodd-Frank Act and the regulations under the Dodd-Frank Act on the Fund and the investment management industry as a whole, is not yet certain.

A number of countries in the European Union (“EU”) have experienced, and may continue to experience, severe economic and financial difficulties. In particular, many EU nations are susceptible to economic risks associated with high levels of debt, notably due to investments in sovereign debt of countries such as Greece, Italy, Spain, Portugal, and Ireland. Many non-governmental issuers, and even certain governments, have defaulted on, or been forced to restructure, their debts. Many other issuers have faced difficulties obtaining credit or refinancing existing obligations. Financial institutions have in many cases required government or central bank support, have needed to raise capital, and/or have been impaired in their ability to extend credit. As a result, financial markets in the EU experienced extreme volatility and declines in asset values and liquidity. Responses to these financial problems by European governments, central banks, and others, including austerity measures and reforms, may not work, may result in social unrest, and may limit future growth and economic recovery or have other unintended consequences. Further defaults or restructurings by governments and others of their debt could have additional adverse effects on economies, financial markets, and asset valuations around the world. Greece, Ireland, and Portugal have already received one or more “bailouts” from other Eurozone member states, and it is unclear how much additional funding they will require or if additional Eurozone member states will require bailouts in the future. The risk of investing in securities in the European markets may also be heightened due to the referendum in which the United Kingdom voted to exit the EU (known as “Brexit”). One or more countries may also abandon the euro and/ or withdraw from the EU, placing its currency and banking system in jeopardy.

Certain areas of the world have historically been prone to and economically sensitive to environmental events such as, but not limited to, hurricanes, earthquakes, typhoons, flooding, tidal waves, tsunamis, erupting volcanoes, wildfires or droughts, tornadoes, mudslides, or other weather-related phenomena. Such disasters, and the resulting physical or economic damage, could have a severe and negative impact on the Fund’s investment portfolio and, in the longer term, could impair the ability of issuers in which the Fund invests to conduct their businesses as they would under normal conditions. Adverse weather conditions may also have a particularly significant negative effect on issuers in the agricultural sector and on insurance companies that insure against the impact of natural disasters.

Real Estate Investing

The Fund may invest in equity securities of real estate-related companies to the extent such securities are included in the Underlying Index. Such companies may include those in the real estate industry or real estate-related industries. These securities may include common stocks, preferred stocks, and other equity securities, including, but not limited to, mortgage-backed securities, real estate-backed securities, securities of REITs and similar REIT-like entities. A REIT is a trust that invests in real estate related projects, such as properties, mortgage loans, and construction loans. REITs are generally categorized as equity, mortgage, or hybrid REITs. A REIT may be listed on an exchange or traded OTC.

Federal Income Tax

The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of July 31, 2016 are noted below.

Unrealized appreciation and unrealized depreciation in the table below exclude appreciation/depreciation on foreign currency translations. The primary difference(s) between book and tax appreciation or depreciation of investments is wash sales loss deferrals.

Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Tax Appreciation/ (Depreciation)
$2,762,346	$235,460	$(41,836)	$193,624

Subsequent Event

Management has evaluated whether any events or transactions occurred subsequent to July 31, 2016 and through the date of the filing and determined that there were no material events or transactions that would require recognition or disclosure in the Fund’s filing.

Janus Small/Mid Cap Growth Alpha ETF

Schedule of Investments (unaudited)

July 31, 2016

	Shares	Value

Common Stocks - 100.0%
Aerospace & Defense - 4.5%
Astronics Corp. *	348	$13,318
HEICO Corp.	817	56,790
Hexcel Corp.	1,260	54,394
Huntington Ingalls Industries, Inc.	636	109,761
Spirit AeroSystems Holdings, Inc. - Class A *	1,795	77,867
TASER International, Inc. *	712	20,619

		332,749
Air Freight & Logistics - 0.0%
Radiant Logistics, Inc. *	661	2,089
Airlines - 2.9%
Allegiant Travel Co.	222	28,809
Hawaiian Holdings, Inc. *	726	33,055
JetBlue Airways Corp. *	4,369	80,084
Spirit Airlines, Inc. *	967	41,339
Virgin America, Inc. *	600	33,552

		216,839
Auto Components - 1.6%
Dorman Products, Inc. *	427	27,200
Fox Factory Holding Corp. *	448	8,597
Gentex Corp.	3,559	62,887
Gentherm, Inc. *	448	15,035
Strattec Security Corp.	45	2,007

		115,726
Beverages - 0.1%
Boston Beer Co., Inc. - Class A *	46	8,412
Biotechnology - 1.9%
Acorda Therapeutics, Inc. *	544	13,752
BioSpecifics Technologies Corp. *	81	3,281
Enanta Pharmaceuticals, Inc. *	222	4,993
Insys Therapeutics, Inc. *	842	13,177
Ligand Pharmaceuticals, Inc. *	246	33,181
PDL BioPharma, Inc.	1,945	6,846
United Therapeutics Corp. *	524	63,409

		138,639
Building Products - 0.8%
AAON, Inc.	720	19,066
CSW Industrials, Inc. *	211	7,159
Patrick Industries, Inc. *	207	13,364
Trex Co., Inc. *	399	19,351

		58,940
Capital Markets - 0.9%
Artisan Partners Asset Management, Inc. - Class A	292	8,164
Diamond Hill Investment Group, Inc.	25	4,775
HFF, Inc. - Class A	268	7,560
Houlihan Lokey, Inc.	85	1,949

	Shares	Value

Common Stocks - (continued)
Capital Markets - (continued)
KCG Holdings, Inc. - Class A *	619	$9,366
Moelis & Co. - Class A	145	3,609
NorthStar Asset Management Group, Inc.	1,335	15,833
Westwood Holdings Group, Inc.	61	3,271
WisdomTree Investments, Inc.	963	9,572

		64,099
Chemicals - 1.9%
Balchem Corp.	408	26,059
Core Molding Technologies, Inc. *	101	1,608
Valspar Corp.	1,024	109,025

		136,692
Commercial Banks - 2.7%
Banc of California, Inc.	347	7,696
Bank of the Ozarks, Inc.	644	23,178
ConnectOne Bancorp, Inc.	213	3,602
CU Bancorp *	125	2,970
Eagle Bancorp, Inc. *	237	12,217
Fidelity Southern Corp.	182	3,132
First Foundation, Inc. *	115	2,738
First NBC Bank Holding Co. *	135	2,569
Franklin Financial Network, Inc. *	76	2,575
Hilltop Holdings, Inc. *	696	15,159
Home BancShares, Inc.	992	20,703
Independent Bank Group, Inc.	132	5,578
Live Oak Bancshares, Inc.	208	2,727
Opus Bank	196	6,327
People's Utah Bancorp	126	2,252
ServisFirst Bancshares, Inc.	186	9,417
Signature Bank *	358	43,046
Stonegate Bank	90	2,852
Triumph Bancorp, Inc. *	128	2,236
Western Alliance Bancorp *	731	24,876

		195,850
Commercial Services & Supplies - 2.7%
Copart, Inc. *	1,482	74,752
Healthcare Services Group, Inc.	982	38,111
Rollins, Inc.	2,964	83,526

		196,389
Communications Equipment - 2.2%
Arista Networks, Inc. *	1,239	88,304
Clearfield, Inc. *	248	4,962
Ubiquiti Networks, Inc. *	1,497	66,946

		160,212
Computers & Peripherals - 0.3%
CPI Card Group, Inc.	1,022	4,824

	Shares	Value

Common Stocks - (continued)
Computers & Peripherals - (continued)
Super Micro Computer, Inc. *	873	$18,813

		23,637
Construction & Engineering - 0.2%
Argan, Inc.	201	9,272
NV5 Global, Inc. *	136	4,375

		13,647
Construction Materials - 0.7%
Eagle Materials, Inc.	625	52,469
Consumer Finance - 0.4%
Credit Acceptance Corp. *	142	25,655
Containers & Packaging - 1.2%
Packaging Corp. of America	1,215	90,748
Distributors - 2.5%
LKQ Corp. *	3,765	129,479
Pool Corp.	515	52,674

		182,153
Diversified Consumer Services - 0.3%
Grand Canyon Education, Inc. *	575	24,184
Diversified Financial Services - 1.5%
CBOE Holdings, Inc.	575	39,560
MarketAxess Holdings, Inc.	266	43,002
Morningstar, Inc.	302	25,543

		108,105
Electrical Equipment - 0.3%
AZZ, Inc.	353	21,914
Electronic Equipment & Instruments - 1.8%
IPG Photonics Corp. *	958	80,750
Mesa Laboratories, Inc.	65	7,516
Methode Electronics, Inc.	669	23,435
OSI Systems, Inc. *	342	20,339

		132,040
Energy Equipment & Services - 0.3%
Atwood Oceanics, Inc.	571	6,098
Dril-Quip, Inc. *	333	18,125

		24,223
Food & Staples Retailing - 0.9%
Casey's General Stores, Inc.	196	26,174
Natural Grocers by Vitamin Cottage, Inc. *	113	1,547
PriceSmart, Inc.	152	11,838
Sprouts Farmers Market, Inc. *	756	17,486
United Natural Foods, Inc. *	252	12,595

		69,640
Food Products - 1.1%
Blue Buffalo Pet Products, Inc. *	984	25,269
Cal-Maine Foods, Inc.	218	9,134

	Shares	Value

Common Stocks - (continued)
Food Products - (continued)
WhiteWave Foods Co. *	887	$49,220

		83,623
Health Care Equipment & Supplies - 5.1%
Abaxis, Inc.	268	13,255
ABIOMED, Inc. *	503	59,339
Align Technology, Inc. *	943	84,068
Anika Therapeutics, Inc. *	167	8,337
Atrion Corp.	21	10,013
Cantel Medical Corp.	489	32,738
Entellus Medical, Inc. *	222	3,974
Glaukos Corp. *	383	13,390
Globus Medical, Inc. - Class A *	843	19,347
IDEXX Laboratories, Inc. *	1,054	98,855
Inogen, Inc. *	236	12,683
Neogen Corp. *	443	24,431

		380,430
Health Care Providers & Services - 5.0%
Centene Corp. *	2,007	141,594
Diplomat Pharmacy, Inc. *	777	27,918
Mednax, Inc. *	1,094	75,388
National Research Corp. - Class A	359	5,392
Premier, Inc. - Class A *	535	17,494
Team Health Holdings, Inc. *	872	35,612
VCA, Inc. *	952	67,916

		371,314
Health Care Technology - 0.9%
Evolent Health, Inc. - Class A *	499	11,746
Inovalon Holdings, Inc. - Class A *	787	14,654
Veeva Systems, Inc. - Class A *	1,134	43,081

		69,481
Hotels, Restaurants & Leisure - 5.2%
BJ's Restaurants, Inc. *	297	11,535
Buffalo Wild Wings, Inc. *	231	38,799
Churchill Downs, Inc.	207	27,144
Chuy's Holdings, Inc. *	203	6,845
Dave & Buster's Entertainment, Inc. *	513	22,829
Diamond Resorts International, Inc. *	857	25,864
Domino's Pizza, Inc.	616	90,737
Eldorado Resorts, Inc. *	579	8,367
Fiesta Restaurant Group, Inc. *	331	7,395
Habit Restaurants, Inc. - Class A *	197	3,199
Lindblad Expeditions Holdings, Inc. *	564	5,606
Nathan's Famous, Inc. *	55	2,671
Panera Bread Co. - Class A *	277	60,752
Popeyes Louisiana Kitchen, Inc. *	268	15,351
RCI Hospitality Holdings, Inc.	122	1,299

	Shares	Value

Common Stocks - (continued)
Hotels, Restaurants & Leisure - (continued)
Red Robin Gourmet Burgers, Inc. *	167	$8,076
Texas Roadhouse, Inc.	863	40,751
Wingstop, Inc.	376	9,776

		386,996
Household Durables - 0.7%
Bassett Furniture Industries, Inc.	135	3,487
Installed Building Products, Inc. *	388	13,902
LGI Homes, Inc. *	252	8,651
New Home Co., Inc. *	254	2,502
Taylor Morrison Home Corp. - Class A *	393	6,387
Universal Electronics, Inc. *	177	13,689

		48,618
Insurance - 0.6%
AmTrust Financial Services, Inc.	1,232	29,408
Federated National Holding Co.	96	2,011
HCI Group, Inc.	75	2,262
Heritage Insurance Holdings, Inc.	212	2,627
State National Cos., Inc.	303	3,309
United Insurance Holdings Corp.	153	2,427
Universal Insurance Holdings, Inc.	248	5,391

		47,435
Internet & Catalog Retail - 0.1%
Duluth Holdings, Inc. - Class B *	357	8,854
Internet Software & Services - 3.2%
Alarm.com Holdings, Inc. *	822	23,616
GrubHub, Inc. *	1,528	57,942
GTT Communications, Inc. *	671	13,775
j2 Global, Inc.	878	58,685
NIC, Inc.	1,190	27,751
Rackspace Hosting, Inc. *	2,269	53,163

		234,932
IT Services - 10.3%
Blackhawk Network Holdings, Inc. *	1,013	35,242
EPAM Systems, Inc. *	913	64,129
Euronet Worldwide, Inc. *	938	71,532
ExlService Holdings, Inc. *	605	29,954
Gartner, Inc. *	1,490	149,372
Genpact Ltd. *	3,801	101,753
Jack Henry & Associates, Inc.	1,425	127,181
Luxoft Holding, Inc. *	353	20,799
MAXIMUS, Inc.	1,170	68,936
NeuStar, Inc. - Class A *	982	24,737
Syntel, Inc. *	1,516	68,690

		762,325
Leisure Equipment & Products - 1.1%
Malibu Boats, Inc. - Class A *	222	3,028

	Shares	Value

Common Stocks - (continued)
Leisure Equipment & Products - (continued)
MCBC Holdings, Inc.	228	$2,618
Polaris Industries, Inc.	792	78,210

		83,856
Life Sciences Tools & Services - 3.5%
Cambrex Corp. *	377	19,759
ICON PLC *	650	50,486
INC Research Holdings, Inc. - Class A *	640	28,486
Luminex Corp. *	509	10,908
PAREXEL International Corp. *	624	41,714
Quintiles Transnational Holdings, Inc. *	1,410	109,472

		260,825
Machinery - 2.3%
Greenbrier Cos., Inc.	383	12,574
Hyster-Yale Materials Handling, Inc.	167	10,653
Manitowoc Foodservice, Inc. *	1,859	34,094
Middleby Corp. *	781	94,017
Proto Labs, Inc. *	357	19,649

		170,987
Media - 1.7%
AMC Networks, Inc. - Class A *	751	41,575
New Media Investment Group, Inc.	551	9,731
Scripps Networks Interactive, Inc. - Class A	1,169	77,224

		128,530
Oil, Gas & Consumable Fuels - 1.0%
Cheniere Energy Partners LP Holdings LLC	2,042	41,351
Evolution Petroleum Corp.	292	1,591
RSP Permian, Inc. *	897	32,247

		75,189
Personal Products - 0.1%
Natural Health Trends Corp.	57	1,915
USANA Health Sciences, Inc. *	60	8,239

		10,154
Pharmaceuticals - 0.9%
Akorn, Inc. *	1,406	48,127
Collegium Pharmaceutical, Inc. *	278	3,372
Lannett Co., Inc. *	433	13,518
Phibro Animal Health Corp. - Class A	217	4,477

		69,494
Professional Services - 1.0%
Barrett Business Services, Inc.	96	4,126
Korn/Ferry International	780	17,948
TriNet Group, Inc. *	958	20,779
WageWorks, Inc. *	489	30,225

		73,078

	Shares	Value

Common Stocks - (continued)
Real Estate Investment Trusts (REITs) - 2.6%
Apollo Commercial Real Estate Finance, Inc.	484	$7,865
Chatham Lodging Trust	271	6,498
Cherry Hill Mortgage Investment Corp.	55	848
Chesapeake Lodging Trust	429	10,841
CoreSite Realty Corp.	220	18,157
New Residential Investment Corp.	1,661	22,706
Omega Healthcare Investors, Inc.	1,341	46,264
Owens Realty Mortgage, Inc.	72	1,204
Pebblebrook Hotel Trust	515	15,270
Retail Opportunity Investments Corp.	711	16,232
Summit Hotel Properties, Inc.	616	8,735
Sun Communities, Inc.	461	36,488

		191,108
Real Estate Management & Development - 0.6%
Jones Lang LaSalle, Inc.	318	34,812
Marcus & Millichap, Inc. *	266	7,126

		41,938
Road & Rail - 2.9%
AMERCO	266	105,205
Knight Transportation, Inc.	1,088	32,455
Old Dominion Freight Line, Inc. *	1,130	78,716

		216,376
Semiconductors & Semiconductor Equipment - 0.9%
Ambarella, Inc. *	594	34,440
Synaptics, Inc. *	666	34,599

		69,039
Software - 10.5%
Ebix, Inc.	591	31,512
Ellie Mae, Inc. *	541	49,832
FactSet Research Systems, Inc.	288	49,525
Fleetmatics Group PLC *	705	30,287
Globant SA *	621	26,200
Manhattan Associates, Inc. *	1,301	75,523
Paycom Software, Inc. *	1,083	51,128
Pegasystems, Inc.	1,379	38,474
Qualys, Inc. *	631	19,807
Rapid7, Inc. *	757	10,583
Tangoe, Inc. *	711	5,752
Tyler Technologies, Inc. *	651	106,126
Ultimate Software Group, Inc. *	520	108,732
VASCO Data Security International, Inc. *	726	12,131
VMware, Inc. - Class A *	2,243	163,694

		779,306
Specialty Retail - 2.3%
Dick's Sporting Goods, Inc.	1,094	56,111
Five Below, Inc. *	671	34,228

		Shares	Value

Common Stocks - (continued)
Specialty Retail - (continued)
	Francesca's Holdings Corp. *	493	$6,266
	GNC Holdings, Inc. - Class A	841	17,165
	Hibbett Sports, Inc. *	281	9,813
	Lithia Motors, Inc. - Class A	292	25,197
	Mattress Firm Holding Corp. *	454	13,547
	Sportsman's Warehouse Holdings, Inc. *	519	5,283
	Winmark Corp.	50	5,028

			172,638
Textiles, Apparel & Luxury Goods - 1.9%
	Carter's, Inc.	625	63,281
	G-III Apparel Group Ltd. *	560	22,417
	Steven Madden Ltd. *	761	26,650
	Superior Uniform Group, Inc.	176	2,829
	Tumi Holdings, Inc. *	831	22,229

			137,406
Thrifts & Mortgage Finance - 0.4%
	BofI Holding, Inc. *	444	7,468
	Essent Group Ltd. *	656	15,718
	HomeStreet, Inc. *	176	3,925

			27,111
Trading Companies & Distributors - 1.5%
	Air Lease Corp.	1,395	40,190
	Watsco, Inc.	482	69,427

			109,617

Total Common Stocks (cost $7,215,022)			7,405,711

Investment Companies - 0.0%
Money Markets - 0.0%
	State Street Institutional U.S. Government Money Market Fund (cost $3,038)	3,038	3,038

Total Investments (total cost $7,218,060) - 100.0%			7,408,749

Liabilities, net of Cash, Receivables, and Other Assets - 0.0%			987

Net Assets - 100%			$7,409,736

Summary of Investments by Country - (unaudited)
Country	Value	% of Investment Securities
United States	$7,280,977	98.3%
Ireland	80,773	1.1
Luxembourg	26,200	0.3
Switzerland	20,799	0.3
Total	$7,408,749	100.0%

Notes to Schedule of Investments (unaudited)

LLC	Limited Liability Company
LP	Limited Partnership
PLC	Public Limited Company

*	Non-income producing security.

The following is a summary of the inputs that were used to value the Fund's investments in securities and other financial instruments as of July 31, 2016.
Valuation Inputs Summary

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs

Assets Investments in Securities:
Common Stocks	$7,405,711	$—	$—
Investment Companies	—	3,038	—

Total Assets	$7,405,711	$3,038	$—

Organization and Significant Accounting Policies

Janus Small/Mid Cap Growth Alpha ETF (the “Fund”) is a series fund. The Fund is part of Janus Detroit Street Trust (the “Trust”), which is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and therefore has applied the specialized accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946. The Trust offers eight Funds which represent shares of beneficial interest in a separate portfolio of securities and other assets with its own objective and policies. The Fund seeks investment results that correspond generally, before fees and expenses, to the performance of its underlying index, the Janus Small/Mid Cap Growth Alpha Index (the “Underlying Index”). The Fund is classified as diversified, as defined in the 1940 Act.

The following accounting policies have been followed by the Fund and are in conformity with accounting principles generally accepted in the United States of America.

Investment Valuation

Securities held by the Fund are valued in accordance with policies and procedures established by and under the supervision of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at the closing prices on the primary market or exchange on which they trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Securities that are traded on the over-the-counter (“OTC”) markets are generally valued at their closing or latest bid prices as available. Foreign securities and currencies are converted to U.S. dollars using the applicable exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Fund will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or are deemed unreliable are valued at fair value determined in good faith under the Valuation Procedures. Circumstances in which fair value pricing may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position.

Valuation Inputs Summary

FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:

Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.

Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; and certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.

Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal year.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of July 31, 2016 to fair value the Fund’s investments in securities and other financial instruments is included in the Notes to Schedule of Investments and Other Information.

There were no transfers between Level 1, Level 2 and Level 3 of the fair value hierarchy during the period. The Fund recognizes transfers between the levels as of the beginning of the fiscal year.

Foreign Currency Translations

The Fund does not isolate that portion of the results of operations resulting from the effect of changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held at the date of the financial statements. Net unrealized appreciation or depreciation of investments and foreign currency translations arise from changes in the value of assets and liabilities, including investments in securities held at the date of the financial statements, resulting from changes in the exchange rates and changes in market prices of securities held.

Currency gains and losses are also calculated on payables and receivables that are denominated in foreign currencies. The payables and receivables are generally related to foreign security transactions and income translations.

Foreign currency-denominated assets and forward currency contracts may involve more risks than domestic transactions, including currency risk, counterparty risk, political and economic risk, regulatory risk and equity risk. Risks may arise from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.

Additional Investment Risk

The financial crisis in both the U.S. and global economies over the past several years has resulted, and may continue to result, in a significant decline in the value and liquidity of many securities of issuers worldwide in the equity and fixed income/credit markets. In response to the crisis, the United States and certain foreign governments, along with the U.S. Federal Reserve and certain foreign central banks, took steps to support the financial markets. The withdrawal of this support, a failure of measures put in place to respond to the crisis, or investor perception that such efforts were not sufficient could each negatively affect financial markets generally, and the value and liquidity of specific securities. In addition, policy and legislative changes in the United States and in other countries continue to impact many aspects of financial regulation. The effect of these changes on the markets, and the practical implications for market participants, including the Fund, may not be fully known for some time. As a result, it may also be unusually difficult to identify both investment risks and opportunities, which could limit or preclude the Fund’s ability to achieve its investment objective. Therefore, it is important to understand that the value of your investment may fall, sometimes sharply, and you could lose money.

The enactment of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Dodd-Frank Act”) provided for widespread regulation of financial institutions, consumer financial products and services, broker-dealers, OTC derivatives, investment advisers, credit rating agencies, and mortgage lending, which expanded federal oversight in the financial sector, including the investment management industry. Many provisions of the Dodd-Frank Act remain pending and will be implemented through future rulemaking. Therefore, the ultimate impact of the Dodd-Frank Act and the regulations under the Dodd-Frank Act on the Fund and the investment management industry as a whole, is not yet certain.

A number of countries in the European Union (“EU”) have experienced, and may continue to experience, severe economic and financial difficulties. In particular, many EU nations are susceptible to economic risks associated with high levels of debt, notably due to investments in sovereign debt of countries such as Greece, Italy, Spain, Portugal, and Ireland. Many non-governmental issuers, and even certain governments, have defaulted on, or been forced to restructure, their debts. Many other issuers have faced difficulties obtaining credit or refinancing existing obligations. Financial institutions have in many cases required government or central bank support, have needed to raise capital, and/or have been impaired in their ability to extend credit. As a result, financial markets in the EU experienced extreme volatility and declines in asset values and liquidity. Responses to these financial problems by European governments, central banks, and others, including austerity measures and reforms, may not work, may result in social unrest, and may limit future growth and economic recovery or have other unintended consequences. Further defaults or restructurings by governments and others of their debt could have additional adverse effects on economies, financial markets, and asset valuations around the world. Greece, Ireland, and Portugal have already received one or more “bailouts” from other Eurozone member states, and it is unclear how much additional funding they will require or if additional Eurozone member states will require bailouts in the future. The risk of investing in securities in the European markets may also be heightened due to the referendum in which the United Kingdom voted to exit the EU (known as “Brexit”). One or more countries may also abandon the euro and/ or withdraw from the EU, placing its currency and banking system in jeopardy.

Certain areas of the world have historically been prone to and economically sensitive to environmental events such as, but not limited to, hurricanes, earthquakes, typhoons, flooding, tidal waves, tsunamis, erupting volcanoes, wildfires or droughts, tornadoes, mudslides, or other weather-related phenomena. Such disasters, and the resulting physical or economic damage, could have a severe and negative impact on the Fund’s investment portfolio and, in the longer term, could impair the ability of issuers in which the Fund invests to conduct their businesses as they would under normal conditions. Adverse weather conditions may also have a particularly significant negative effect on issuers in the agricultural sector and on insurance companies that insure against the impact of natural disasters.

Real Estate Investing

The Fund may invest in equity securities of real estate-related companies to the extent such securities are included in the Underlying Index. Such companies may include those in the real estate industry or real estate-related industries. These securities may include common stocks, preferred stocks, and other equity securities, including, but not limited to, mortgage-backed securities, real estate-backed securities, securities of REITs and similar REIT-like entities. A REIT is a trust that invests in real estate related projects, such as properties, mortgage loans, and construction loans. REITs are generally categorized as equity, mortgage, or hybrid REITs. A REIT may be listed on an exchange or traded OTC.

Federal Income Tax

The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of July 31, 2016 are noted below.

Unrealized appreciation and unrealized depreciation in the table below exclude appreciation/depreciation on foreign currency translations. The primary difference(s) between book and tax appreciation or depreciation of investments is wash sales loss deferrals.

Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Tax Appreciation/ (Depreciation)
$7,219,933	$237,553	$(48,737)	$188,816

Subsequent Event

Management has evaluated whether any events or transactions occurred subsequent to July 31, 2016 and through the date of the filing and determined that there were no material events or transactions that would require recognition or disclosure in the Fund’s filing.

Janus Velocity Tail Risk Hedged Large Cap ETF

Schedule of Investments (unaudited)

July 31, 2016

			Shares		Value

Investment Companies - 93.6%
Exchange-Traded Funds (ETFs) - 85.0%
iShares Core S&P 500				19,658	4,292,128
SPDR S&P 500 Trust				19,771	4,293,273
Vanguard S&P 500				21,547	4,293,886

					12,879,287
Money Markets - 8.6%
State Street Institutional U.S. Government Money Market Fund				1,296,985	$1,296,985

Total Investments (total cost $13,680,814) - 93.6%					14,176,272

Liabilities, net of Cash, Receivables, and Other Assets - 6.4%					973,896

Net Assets - 100%					$15,150,168

Schedule of Total Return Swaps
Counterparty	Return Paid by the Fund	Return Received by the Fund	Termination Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
BNP Paribas	1.970%	S&P 500 VIX Futures Tail	10/31/17	$(1,401,240)	$(272,805)
	1.970	S&P 500 VIX Futures Tail	11/30/17	(66,000)	(12,434)
	1.970	S&P 500 VIX Futures Tail	11/30/17	(203,390)	(37,325)
	1.970	S&P 500 VIX Futures Tail	12/29/17	(310,000)	(56,047)
	1.970	S&P 500 VIX Futures Tail	12/29/17	(194,539)	(24,085)
	1.970	S&P 500 VIX Futures Tail	1/31/18	(445,000)	4,447
	1.970	S&P 500 VIX Futures Tail	2/1/18	(51,000)	—
Total					$(398,249)

Notes to Schedule of Investments (unaudited)

SPDR	Standard & Poor's Depositary Receipt
S&P 500® Index	Measures broad U.S. equity performance.

The following is a summary of the inputs that were used to value the Fund's investments in securities and other financial instruments as of July 31, 2016.
Valuation Inputs Summary

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs

Assets Investments in Securities:
Investment Companies	$12,879,287	$1,296,985	$—

Other Financial Instruments(a):
Outstanding Swap Contracts, at Value	$—	$4,447	$—

Total Assets	$12,879,287	$1,301,432	$—

Liabilities Other Financial Instruments(a):
Outstanding Swap Contracts, at Value	$—	$402,696	$—

(a)	Other financial instruments include swap contracts. Swap contracts are reported at their market value at measurement date.

Organization and Significant Accounting Policies

Janus Velocity Tail Risk Hedged Large Cap ETF (the “Fund”) is a series fund. The Fund is part of Janus Detroit Street Trust (the “Trust”), which is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and therefore has applied the specialized accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946. The Trust offers eight Funds which represent shares of beneficial interest in a separate portfolio of securities and other assets with its own objective and policies. The Fund seeks investment results that correspond generally, before fees and expenses, to the performance of its underlying index, the VelocityShares Tail Risk Hedged Large Cap Index (the “Underlying Index”). The Fund is classified as nondiversified, as defined in the 1940 Act.

The following accounting policies have been followed by the Fund and are in conformity with accounting principles generally accepted in the United States of America.

Investment Valuation

Securities held by the Fund are valued in accordance with policies and procedures established by and under the supervision of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at the closing prices on the primary market or exchange on which they trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Securities that are traded on the over-the-counter (“OTC”) markets are generally valued at their closing or latest bid prices as available. Foreign securities and currencies are converted to U.S. dollars using the applicable exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Fund will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or are deemed unreliable are valued at fair value determined in good faith under the Valuation Procedures. Circumstances in which fair value pricing may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position.

Valuation Inputs Summary

FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:

Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.

Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; and certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.

Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal year.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of July 31, 2016 to fair value the Fund’s investments in securities and other financial instruments is included in the Notes to Schedule of Investments and Other Information.

There were no transfers between Level 1, Level 2 and Level 3 of the fair value hierarchy during the period. The Fund recognizes transfers between the levels as of the beginning of the fiscal year.

Derivative Instruments

The Fund may invest in various types of derivatives. A derivative is a financial instrument whose performance is derived from the performance of another asset. The Fund may invest in derivative instruments including, but not limited to: futures contracts, options, and swaps. Each derivative instrument that was held by the Fund during the period ended July 31, 2016 is discussed in further detail below.

The Fund may use derivative instruments for risk management purposes or as part of its investment strategies. The Fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of risks including liquidity risk, market risk, credit risk, default risk, counterparty risk and management risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate exactly with the change in the value of the underlying asset, rate or index. Also, suitable derivative transactions may not be available in all circumstances and there can be no assurance that the Fund will engage in these transactions to reduce exposure to other risks when that would be beneficial. The Fund’s ability to use derivatives may also be limited by certain regulatory and tax considerations.

In pursuit of its investment objective, the Fund may seek to use derivatives to increase or decrease exposure to the following market risk factors:

• Counterparty Risk – the risk that the counterparty (the party on the other side of the transaction) on a derivative transaction will be unable to honor its financial obligation to the Fund.

• Credit Risk – the risk an issuer will be unable to make principal and interest payments when due, or will default on its obligations.

• Equity Risk – the risk related to the change in value of equity securities as they relate to increases or decreases in the general market.

• Index Risk – if the derivative is linked to the performance of an index, it will be subject to the risks associated with changes in that index. If the index changes, the Fund could receive lower interest payments or experience a reduction in the value of the derivative to below what the Fund paid. Certain indexed securities, including inverse securities (which move in an opposite direction to the index), may create leverage, to the extent that they increase or decrease in value at a rate that is a multiple of the changes in the applicable index.

• Interest Rate Risk – the risk that the value of fixed-income securities will generally decline as prevailing interest rates rise, which may cause the Fund’s NAV to likewise decrease.

• Liquidity Risk – the risk that certain securities may be difficult or impossible to sell at the time that the seller would like or at the price that the seller believes the security is currently worth.

Derivatives may generally be traded OTC or on an exchange. Derivatives traded OTC are agreements that are individually negotiated between parties and can be tailored to meet a purchaser’s needs. OTC derivatives are not guaranteed by a clearing agency and may be subject to increased credit risk.

Swaps

Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a day to more than one year to exchange one set of cash flows for another. The most significant factor in the performance of swap agreements is the change in value of the specific index, security, or currency, or other factors that determine the amounts of payments due to and from the Fund. The use of swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. Swap agreements entail the risk that a party will default on its payment obligations to the Fund. If the other party to a swap defaults, the Fund would risk the loss of the net amount of the payments that it contractually is entitled to receive. If the Fund utilizes a swap at the wrong time or judges market conditions incorrectly, the swap may result in a loss to the Fund and reduce the Fund’s total return.

Swap agreements also bear the risk that the Fund will not be able to meet its obligation to the counterparty. Swap agreements are typically privately negotiated and entered into in the OTC market. However, certain swap agreements are required to be cleared through a clearinghouse and traded on an exchange or swap execution facility. Swaps that are required to be cleared are required to post initial and variation margins in accordance with the exchange requirements. Regulations enacted require the Fund to centrally clear certain interest rate and credit default index swaps through a clearinghouse or central counterparty (“CCP”). To clear a swap with a CCP, the Fund will submit the swap to, and post collateral with, a futures clearing merchant (“FCM”) that is a clearinghouse member.

Index swaps, interest rate swaps, and credit default swaps are valued using an approved vendor supplied price. Basket swaps are valued using a broker supplied price. Equity swaps that consist of a single underlying equity are valued either at the closing price, the latest bid price, or the last sale price on the primary market or exchange it trades.

Total return swaps involve an exchange by two parties in which one party makes payments based on a set rate, either fixed or variable, while the other party makes payments based on the return of an underlying asset, which includes both the income it generates and any capital gains over the payment period. A fixed-income total return swap may be written on many different kinds of underlying reference assets, and may include different indices for various kinds of debt securities (e.g., U.S. investment grade bonds, high-yield bonds, or emerging market bonds).

During the period, the Fund entered into total return swaps on equity volatility indices in order to track the funds underlying index.  These total return swaps require the Fund to pay a floating reference interest rate, and an amount equal to the negative price movement of the index multiplied by the notional amount of the contract.  The Fund will receive payments equal to the positive price movement of the same index multiplied by the notional amount of the contract and, in some cases, dividends paid on the securities.

During the period ended July 31, 2016 the average ending monthly market value amounts on total return swaps which are short the reference asset are $664,211.

Additional Investment Risk

The financial crisis in both the U.S. and global economies over the past several years has resulted, and may continue to result, in a significant decline in the value and liquidity of many securities of issuers worldwide in the equity and fixed income/credit markets. In response to the crisis, the United States and certain foreign governments, along with the U.S. Federal Reserve and certain foreign central banks, took steps to support the financial markets. The withdrawal of this support, a failure of measures put in place to respond to the crisis, or investor perception that such efforts were not sufficient could each negatively affect financial markets generally, and the value and liquidity of specific securities. In addition, policy and legislative changes in the United States and in other countries continue to impact many aspects of financial regulation. The effect of these changes on the markets, and the practical implications for market participants, including the Fund, may not be fully known for some time. As a result, it may also be unusually difficult to identify both investment risks and opportunities, which could limit or preclude the Fund’s ability to achieve its investment objective. Therefore, it is important to understand that the value of your investment may fall, sometimes sharply, and you could lose money.

The enactment of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Dodd-Frank Act”) provided for widespread regulation of financial institutions, consumer financial products and services, broker-dealers, OTC derivatives, investment advisers, credit rating agencies, and mortgage lending, which expanded federal oversight in the financial sector, including the investment management industry. Many provisions of the Dodd-Frank Act remain pending and will be implemented through future rulemaking. Therefore, the ultimate impact of the Dodd-Frank Act and the regulations under the Dodd-Frank Act on the Fund and the investment management industry as a whole, is not yet certain.

A number of countries in the European Union (“EU”) have experienced, and may continue to experience, severe economic and financial difficulties. In particular, many EU nations are susceptible to economic risks associated with high levels of debt, notably due to investments in sovereign debt of countries such as Greece, Italy, Spain, Portugal, and Ireland. Many non-governmental issuers, and even certain governments, have defaulted on, or been forced to restructure, their debts. Many other issuers have faced difficulties obtaining credit or refinancing existing obligations. Financial institutions have in many cases required government or central bank support, have needed to raise capital, and/or have been impaired in their ability to extend credit. As a result, financial markets in the EU experienced extreme volatility and declines in asset values and liquidity. Responses to these financial problems by European governments, central banks, and others, including austerity measures and reforms, may not work, may result in social unrest, and may limit future growth and economic recovery or have other unintended consequences. Further defaults or restructurings by governments and others of their debt could have additional adverse effects on economies, financial markets, and asset valuations around the world. Greece, Ireland, and Portugal have already received one or more “bailouts” from other Eurozone member states, and it is unclear how much additional funding they will require or if additional Eurozone member states will require bailouts in the future. The risk of investing in securities in the European markets may also be heightened due to the referendum in which the United Kingdom voted to exit the EU

(known as “Brexit”). One or more countries may also abandon the euro and/ or withdraw from the EU, placing its currency and banking system in jeopardy.

Certain areas of the world have historically been prone to and economically sensitive to environmental events such as, but not limited to, hurricanes, earthquakes, typhoons, flooding, tidal waves, tsunamis, erupting volcanoes, wildfires or droughts, tornadoes, mudslides, or other weather-related phenomena. Such disasters, and the resulting physical or economic damage, could have a severe and negative impact on the Fund’s investment portfolio and, in the longer term, could impair the ability of issuers in which the Fund invests to conduct their businesses as they would under normal conditions. Adverse weather conditions may also have a particularly significant negative effect on issuers in the agricultural sector and on insurance companies that insure against the impact of natural disasters.

Counterparties

Fund transactions involving a counterparty are subject to the risk that the counterparty or a third party will not fulfill its obligation to the Fund (“counterparty risk”). Counterparty risk may arise because of the counterparty’s financial condition (i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not. A counterparty’s inability to fulfill its obligation may result in significant financial loss to the Fund. The Fund may be unable to recover its investment from the counterparty or may obtain a limited recovery, and/or recovery may be delayed. The extent of the Fund’s exposure to counterparty risk with respect to financial assets and liabilities approximates its carrying value.

The Fund may be exposed to counterparty risk through participation in various programs, including, but not limited to, lending its securities to third parties, cash sweep arrangements whereby the Fund’s cash balance is invested in one or more types of cash management vehicles, as well as investments in, but not limited to, repurchase agreements, and derivatives, including various types of swaps, futures and options. The Fund intends to enter into financial transactions with counterparties that Janus Capital believes to be creditworthy at the time of the transaction. There is always the risk that Janus Capital’s analysis of a counterparty’s creditworthiness is incorrect or may change due to market conditions. To the extent that the Fund focuses its transactions with a limited number of counterparties, it will have greater exposure to the risks associated with one or more counterparties.

Exchange-Traded Funds

The Fund may invest in exchange-traded funds (“ETFs”) to gain exposure to a particular portion of the market. ETFs are typically open-end investment companies, which may be actively managed or passively managed, that generally seek to track the performance of a specific index. ETFs are traded on a national securities exchange at market prices that may vary from the net asset value of their underlying investments. Accordingly, there may be times when an ETF trades at a premium or discount. When the Fund invests in an ETF, in addition to directly bearing the expenses associated with its own operations, it will bear a pro rata portion of the ETF's expenses. As a result, the cost of investing in a Fund may be higher than the cost of investing directly in ETFs and may be higher than other mutual funds that invest directly in stocks and bonds. ETFs also involve the risk that an active trading market for an ETF’s shares may not develop or be maintained. Similarly, because the value of ETF shares depends on the demand in the market, the Fund may not be able to purchase or sell an ETF at the most optimal time, which could adversely affect the Fund’s performance. In addition, ETFs that track particular indices may be unable to match the performance of such underlying indices due to the temporary unavailability of certain index securities in the secondary market or other factors, such as discrepancies with respect to the weighting of securities. Because the Fund may invest in a broad range of ETFs, such risks may include, but are not limited to, leverage risk, foreign exposure risk, interest rate risk, and commodity-linked investments risk. The Fund is also subject to the risks associated with the securities in which the ETF invests

Federal Income Tax

The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of July 31, 2016 are noted below.

Unrealized appreciation and unrealized depreciation in the table below exclude appreciation/depreciation on foreign currency translations. The primary difference(s) between book and tax appreciation or depreciation of investments is wash sales loss deferrals.

Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Tax Appreciation/ (Depreciation)
$13,732,775	$443,497	$ -	$443,497

Subsequent Event

Management has evaluated whether any events or transactions occurred subsequent to July 31, 2016 and through the date of the filing and determined that there were no material events or transactions that would require recognition or disclosure in the Fund’s filing.

Janus Velocity Volatility Hedged Large Cap ETF

Schedule of Investments (unaudited)

July 31, 2016

			Shares		Value

Investment Companies - 100.7%
Exchange-Traded Funds (ETFs) - 85.1%
iShares Core S&P 500				58,217	12,711,100
SPDR S&P 500 Trust				58,549	12,713,915
Vanguard S&P 500				63,823	12,718,648
					38,143,663
Money Markets - 15.6%
State Street Institutional U.S. Government Money Market Fund				7,019,193	$7,019,193

Total Investments (total cost $42,285,050) - 100.7%					45,162,856

Cash, Receivables and Other Assets, net of Liabilities - (0.7%)					(315,233)

Net Assets - 100%					$44,847,623

Schedule of Total Return Swaps
Counterparty	Return Paid by the Fund	Return Received by the Fund	Termination Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
BNP Paribas	1.970%	S&P 500 VIX Futures Variable	10/31/16	$(765,000)	$(201,902)
	1.970	S&P 500 VIX Futures Variable	4/28/17	(173,771)	(48,550)
	1.970	S&P 500 VIX Futures Variable	4/28/17	(815,197)	(227,164)
	1.970	S&P 500 VIX Futures Variable	5/31/17	(875,000)	(222,529)
	1.970	S&P 500 VIX Futures Variable	6/30/17	(1,673,000)	(270,348)
	1.970	S&P 500 VIX Futures Variable	5/31/17	(333,900)	(43,207)
	1.970	S&P 500 VIX Futures Variable	7/31/17	(320,000)	(16,756)
	1.970	S&P 500 VIX Futures Variable	9/29/17	(1,100)	(44)
	1.970	S&P 500 VIX Futures Variable	10/31/17	(97,000)	(7,016)
	1.970	S&P 500 VIX Futures Variable	11/30/17	(38,000)	(2,722)
	1.970	S&P 500 VIX Futures Variable	12/29/17	(421,604)	(27,790)
	1.970	S&P 500 VIX Futures Variable	1/31/18	(1,060,000)	101,898
	1.970	S&P 500 VIX Futures Variable	2/1/18	(1,121,529)	—
Total					$(966,130)

Notes to Schedule of Investments (unaudited)

SPDR	Standard & Poor's Depositary Receipt
S&P 500® Index	Measures broad U.S. equity performance.

The following is a summary of the inputs that were used to value the Fund's investments in securities and other financial instruments as of July 31, 2016.

Valuation Inputs Summary

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs

Assets Investments in Securities:
Investment Companies	$38,143,663	$7,019,193	$—

Other Financial Instruments(a):
Outstanding Swap Contracts, at Value	$—	$101,898	$—

Total Assets	$38,143,663	$7,121,091	$—

Liabilities Other Financial Instruments(a):
Outstanding Swap Contracts, at Value	$—	$1,068,028	$—

(a)	Other financial instruments include swap contracts. Swap contracts are reported at their market value at measurement date.

Organization and Significant Accounting Policies

Janus Velocity Volatility Hedged Large Cap ETF (the “Fund”) is a series fund. The Fund is part of Janus Detroit Street Trust (the “Trust”), which is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and therefore has applied the specialized accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946. The Trust offers eight Funds which represent shares of beneficial interest in a separate portfolio of securities and other assets with its own objective and policies. The Fund seeks investment results that correspond generally, before fees and expenses, to the performance of its underlying index, the VelocityShares Volatility Hedged Large Cap Index (the “Underlying Index”). The Fund is classified as nondiversified, as defined in the 1940 Act.

The following accounting policies have been followed by the Fund and are in conformity with accounting principles generally accepted in the United States of America.

Investment Valuation

Securities held by the Fund are valued in accordance with policies and procedures established by and under the supervision of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at the closing prices on the primary market or exchange on which they trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Securities that are traded on the over-the-counter (“OTC”) markets are generally valued at their closing or latest bid prices as available. Foreign securities and currencies are converted to U.S. dollars using the applicable exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Fund will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or are deemed unreliable are valued at fair value determined in good faith under the Valuation Procedures. Circumstances in which fair value pricing may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position.

Valuation Inputs Summary

FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:

Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.

Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; and certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.

Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal year.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of July 31, 2016 to fair value the Fund’s investments in securities and other financial instruments is included in the Notes to Schedule of Investments and Other Information.

There were no transfers between Level 1, Level 2 and Level 3 of the fair value hierarchy during the period. The Fund recognizes transfers between the levels as of the beginning of the fiscal year.

Derivative Instruments

The Fund may invest in various types of derivatives. A derivative is a financial instrument whose performance is derived from the performance of another asset. The Fund may invest in derivative instruments including, but not limited to: futures contracts, options, and swaps. Each derivative instrument that was held by the Fund during the period ended July 31, 2016 is discussed in further detail below.

The Fund may use derivative instruments for risk management purposes or as part of its investment strategies. The Fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of risks including liquidity risk, market risk, credit risk, default risk, counterparty risk and management risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate exactly with the change in the value of the underlying asset, rate or index. Also, suitable derivative transactions may not be available in all circumstances and there can be no assurance that the Fund will engage in these transactions to reduce exposure to other risks when that would be beneficial. The Fund’s ability to use derivatives may also be limited by certain regulatory and tax considerations.

In pursuit of its investment objective, the Fund may seek to use derivatives to increase or decrease exposure to the following market risk factors:

• Counterparty Risk – the risk that the counterparty (the party on the other side of the transaction) on a derivative transaction will be unable to honor its financial obligation to the Fund.

• Credit Risk – the risk an issuer will be unable to make principal and interest payments when due, or will default on its obligations.

• Equity Risk – the risk related to the change in value of equity securities as they relate to increases or decreases in the general market.

• Index Risk – if the derivative is linked to the performance of an index, it will be subject to the risks associated with changes in that index. If the index changes, the Fund could receive lower interest payments or experience a reduction in the value of the derivative to below what the Fund paid. Certain indexed securities, including inverse securities (which move in an opposite direction to the index), may create leverage, to the extent that they increase or decrease in value at a rate that is a multiple of the changes in the applicable index.

• Interest Rate Risk – the risk that the value of fixed-income securities will generally decline as prevailing interest rates rise, which may cause the Fund’s NAV to likewise decrease.

• Liquidity Risk – the risk that certain securities may be difficult or impossible to sell at the time that the seller would like or at the price that the seller believes the security is currently worth.

Derivatives may generally be traded OTC or on an exchange. Derivatives traded OTC are agreements that are individually negotiated between parties and can be tailored to meet a purchaser’s needs. OTC derivatives are not guaranteed by a clearing agency and may be subject to increased credit risk.

Swaps

Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a day to more than one year to exchange one set of cash flows for another. The most significant factor in the performance of swap agreements is the change in value of the specific index, security, or currency, or other factors that determine the amounts of payments due to and from the Fund. The use of swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. Swap agreements entail the risk that a party will default on its payment obligations to the Fund. If the other party to a swap defaults, the Fund would risk the loss of the net amount of the payments that it contractually is entitled to receive. If the Fund utilizes a swap at the wrong time or judges market conditions incorrectly, the swap may result in a loss to the Fund and reduce the Fund’s total return.

Swap agreements also bear the risk that the Fund will not be able to meet its obligation to the counterparty. Swap agreements are typically privately negotiated and entered into in the OTC market. However, certain swap agreements are required to be cleared through a clearinghouse and traded on an exchange or swap execution facility. Swaps that are required to be cleared are required to post initial and variation margins in accordance with the exchange requirements. Regulations enacted require the Fund to centrally clear certain interest rate and credit default index swaps through a clearinghouse or central counterparty (“CCP”). To clear a swap with a CCP, the Fund will submit the swap to, and post collateral with, a futures clearing merchant (“FCM”) that is a clearinghouse member.

Index swaps, interest rate swaps, and credit default swaps are valued using an approved vendor supplied price. Basket swaps are valued using a broker supplied price. Equity swaps that consist of a single underlying equity are valued either at the closing price, the latest bid price, or the last sale price on the primary market or exchange it trades.

Total return swaps involve an exchange by two parties in which one party makes payments based on a set rate, either fixed or variable, while the other party makes payments based on the return of an underlying asset, which includes both the income it generates and any capital gains over the payment period. A fixed-income total return swap may be written on many different kinds of underlying reference assets, and may include different indices for various kinds of debt securities (e.g., U.S. investment grade bonds, high-yield bonds, or emerging market bonds).

During the period, the Fund entered into total return swaps on equity volatility indices in order to track the funds underlying index.  These total return swaps require the Fund to pay a floating reference interest rate, and an amount equal to the negative price movement of the index multiplied by the notional amount of the contract.  The Fund will receive payments equal to the positive price movement of the same index multiplied by the notional amount of the contract and, in some cases, dividends paid on the securities.

During the period ended July 31, 2016 the average ending monthly market value amounts on total return swaps which are short the reference asset are $1,684,201.

Additional Investment Risk

The financial crisis in both the U.S. and global economies over the past several years has resulted, and may continue to result, in a significant decline in the value and liquidity of many securities of issuers worldwide in the equity and fixed income/credit markets. In response to the crisis, the United States and certain foreign governments, along with the U.S. Federal Reserve and certain foreign central banks, took steps to support the financial markets. The withdrawal of this support, a failure of measures put in place to respond to the crisis, or investor perception that such efforts were not sufficient could each negatively affect financial markets generally, and the value and liquidity of specific securities. In addition, policy and legislative changes in the United States and in other countries continue to impact many aspects of financial regulation. The effect of these changes on the markets, and the practical implications for market participants, including the Fund, may not be fully known for some time. As a result, it may also be unusually difficult to identify both investment risks and opportunities, which could limit or preclude the Fund’s ability to achieve its investment objective. Therefore, it is important to understand that the value of your investment may fall, sometimes sharply, and you could lose money.

The enactment of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Dodd-Frank Act”) provided for widespread regulation of financial institutions, consumer financial products and services, broker-dealers, OTC derivatives, investment advisers, credit rating agencies, and mortgage lending, which expanded federal oversight in the financial sector, including the investment management industry. Many provisions of the Dodd-Frank Act remain pending and will be implemented through future rulemaking. Therefore, the ultimate impact of the Dodd-Frank Act and the regulations under the Dodd-Frank Act on the Fund and the investment management industry as a whole, is not yet certain.

A number of countries in the European Union (“EU”) have experienced, and may continue to experience, severe economic and financial difficulties. In particular, many EU nations are susceptible to economic risks associated with high levels of debt, notably due to investments in sovereign debt of countries such as Greece, Italy, Spain, Portugal, and Ireland. Many non-governmental issuers, and even certain governments, have defaulted on, or been forced to restructure, their debts. Many other issuers have faced difficulties obtaining credit or refinancing existing obligations. Financial institutions have in many cases required government or central bank support, have needed to raise capital, and/or have been impaired in their ability to extend credit. As a result, financial markets in the EU experienced extreme volatility and declines in asset values and liquidity. Responses to these financial problems by European governments, central banks, and others, including austerity measures and reforms, may not work, may result in social unrest, and may limit future growth and economic recovery or have other unintended consequences. Further defaults or restructurings by governments and others of their debt could have additional adverse effects on economies, financial markets, and asset valuations around the world. Greece, Ireland, and Portugal have already received one or more “bailouts” from other Eurozone member states, and it is unclear how much additional funding they will require or if additional Eurozone member states will require bailouts in the future. The risk of investing in securities in the

European markets may also be heightened due to the referendum in which the United Kingdom voted to exit the EU (known as “Brexit”). One or more countries may also abandon the euro and/ or withdraw from the EU, placing its currency and banking system in jeopardy.

Certain areas of the world have historically been prone to and economically sensitive to environmental events such as, but not limited to, hurricanes, earthquakes, typhoons, flooding, tidal waves, tsunamis, erupting volcanoes, wildfires or droughts, tornadoes, mudslides, or other weather-related phenomena. Such disasters, and the resulting physical or economic damage, could have a severe and negative impact on the Fund’s investment portfolio and, in the longer term, could impair the ability of issuers in which the Fund invests to conduct their businesses as they would under normal conditions. Adverse weather conditions may also have a particularly significant negative effect on issuers in the agricultural sector and on insurance companies that insure against the impact of natural disasters.

Counterparties

Fund transactions involving a counterparty are subject to the risk that the counterparty or a third party will not fulfill its obligation to the Fund (“counterparty risk”). Counterparty risk may arise because of the counterparty’s financial condition (i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not. A counterparty’s inability to fulfill its obligation may result in significant financial loss to the Fund. The Fund may be unable to recover its investment from the counterparty or may obtain a limited recovery, and/or recovery may be delayed. The extent of the Fund’s exposure to counterparty risk with respect to financial assets and liabilities approximates its carrying value.

The Fund may be exposed to counterparty risk through participation in various programs, including, but not limited to, lending its securities to third parties, cash sweep arrangements whereby the Fund’s cash balance is invested in one or more types of cash management vehicles, as well as investments in, but not limited to, repurchase agreements, and derivatives, including various types of swaps, futures and options. The Fund intends to enter into financial transactions with counterparties that Janus Capital believes to be creditworthy at the time of the transaction. There is always the risk that Janus Capital’s analysis of a counterparty’s creditworthiness is incorrect or may change due to market conditions. To the extent that the Fund focuses its transactions with a limited number of counterparties, it will have greater exposure to the risks associated with one or more counterparties.

Exchange-Traded Funds

The Fund may invest in exchange-traded funds (“ETFs”) to gain exposure to a particular portion of the market. ETFs are typically open-end investment companies, which may be actively managed or passively managed, that generally seek to track the performance of a specific index. ETFs are traded on a national securities exchange at market prices that may vary from the net asset value of their underlying investments. Accordingly, there may be times when an ETF trades at a premium or discount. When the Fund invests in an ETF, in addition to directly bearing the expenses associated with its own operations, it will bear a pro rata portion of the ETF's expenses. As a result, the cost of investing in a Fund may be higher than the cost of investing directly in ETFs and may be higher than other mutual funds that invest directly in stocks and bonds. ETFs also involve the risk that an active trading market for an ETF’s shares may not develop or be maintained. Similarly, because the value of ETF shares depends on the demand in the market, the Fund may not be able to purchase or sell an ETF at the most optimal time, which could adversely affect the Fund’s performance. In addition, ETFs that track particular indices may be unable to match the performance of such underlying indices due to the temporary unavailability of certain index securities in the secondary market or other factors, such as discrepancies with respect to the weighting of securities. Because the Fund may invest in a broad range of ETFs, such risks may include, but are not limited to, leverage risk, foreign exposure risk, interest rate risk, and commodity-linked investments risk. The Fund is also subject to the risks associated with the securities in which the ETF invests

Federal Income Tax

The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of July 31, 2016 are noted below.

Unrealized appreciation and unrealized depreciation in the table below exclude appreciation/depreciation on foreign currency translations. The primary difference(s) between book and tax appreciation or depreciation of investments is wash sales loss deferrals.

Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Tax Appreciation/ (Depreciation)
$42,369,680	$2,793,176	$ -	$2,793,176

Subsequent Event

Management has evaluated whether any events or transactions occurred subsequent to July 31, 2016 and through the date of the filing and determined that there were no material events or transactions that would require recognition or disclosure in the Fund’s filing.

The Health and Fitness ETF

Schedule of Investments (unaudited)

July 31, 2016

	Shares	Value

Common Stocks - 100.2%
Auto Components - 0.2%
Fox Factory Holding Corp. *	295	$5,661
Distributors - 0.1%
Golfzon Yuwon Holdings Co., Ltd.	242	1,821
Very Good Leisure Co., Ltd.	65	458

		2,279
Electronic Equipment & Instruments - 1.0%
Fitbit, Inc. - Class A *	1,935	26,432
Food Products - 3.1%
Glanbia PLC	4,283	82,499
Hotels, Restaurants & Leisure - 4.8%
Accordia Golf Co., Ltd.	800	9,359
ClubCorp Holdings, Inc.	934	13,543
Gym Group PLC *	1,763	4,799
Intrawest Resorts Holdings, Inc. *	184	2,675
Planet Fitness, Inc. - Class A *	384	7,872
Skydive the Beach Group Ltd.	2,705	1,038
Tosho Co., Ltd.	100	4,406
Vail Resorts, Inc.	522	74,683
Whistler Blackcomb Holdings, Inc.	419	8,052

		126,427
Household Durables - 3.7%
Garmin, Ltd.	1,543	83,831
GoPro, Inc. - Class A *	1,192	15,067

		98,898
Leisure Equipment & Products - 16.9%
Accell Group	319	8,288
Amer Sports Oyj	1,566	44,445
Black Diamond, Inc. *	332	1,398
Brunswick Corp.	1,302	64,605
Callaway Golf Co.	1,359	14,541
Dunlop Sports Co., Ltd.	200	1,764
DYACO International, Inc.	292	510
Giant Manufacturing Cos., Ltd.	4,000	26,940
GLOBERIDE, Inc.	100	1,658
Johnson Health Tech Co., Ltd.	1,000	1,469
Johnson Outdoors, Inc. - Class A	64	1,949
KMC Kuei Meng International, Inc.	1,000	3,712
Merida Industry Co., Ltd.	3,000	13,862
Nautilus, Inc. *	442	8,327
Performance Sports Group Ltd. *	540	1,798
Samchuly Bicycle Co., Ltd.	106	1,637
Shimano, Inc.	1,100	174,416
Snow Peak, Inc.	41	1,604
Thule Group AB	1,013	16,293
Vista Outdoor, Inc. *	872	43,644

	Shares	Value

Common Stocks - (continued)
Leisure Equipment & Products - (continued)
Yonex Co., Ltd.	200	$12,626

		445,486
Personal Products - 3.2%
Herbalife, Ltd. *	1,016	69,098
Medifast, Inc.	142	5,001
USANA Health Sciences, Inc. *	76	10,437

		84,536
Specialty Retail - 13.5%
Alpen Co., Ltd.	200	3,472
Asahi Co., Ltd.	200	2,836
Big 5 Sporting Goods Corp.	258	2,724
Cabela's, Inc. *	703	36,296
Dick's Sporting Goods, Inc.	1,270	65,138
Finish Line, Inc. - Class A	600	13,038
Foot Locker, Inc.	1,948	116,140
GNC Holdings, Inc. - Class A	1,634	33,350
Hibbett Sports, Inc. *	323	11,279
Holdsport Ltd.	404	1,719
JD Sports Fashion PLC	1,074	17,938
Sports Direct International PLC *	3,916	15,052
Sportsman's Warehouse Holdings, Inc. *	465	4,734
Vitamin Shoppe, Inc. *	377	11,031
Xebio Holdings Co., Ltd.	400	5,808
XXL ASA	1,248	15,187

		355,742
Textiles, Apparel & Luxury Goods - 53.7%
361 Degrees International Ltd.	8,000	2,371
adidas AG	2,948	483,776
ANTA Sports Products Ltd.	11,000	24,495
Asics Corp.	2,500	46,421
China Dongxiang Group Co., Ltd.	46,000	9,070
Columbia Sportswear Co.	391	22,385
Descente Ltd.	700	7,855
Eagle Nice International Holdings Ltd.	2,000	487
Feng TAY Enterprise Co., Ltd.	4,000	18,043
Fila Korea Ltd.	116	9,154
Fulgent Sun International Holding Co., Ltd.	432	886
Goldwin, Inc.	100	5,328
HOSA International Ltd.	8,000	2,680
Li Ning Co., Ltd. *	21,000	10,987
Lululemon Athletica, Inc. *	1,423	110,496
NIKE, Inc. - Class B	8,923	495,227
Peak Sport Products Co., Ltd.	14,000	4,312
Shaw Brothers Holdings Ltd. *	14,000	1,985
Under Armour, Inc. - Class A *	2,649	104,530
Win Hanverky Holdings Ltd.	8,000	1,299

		Shares	Value

Common Stocks - (continued)
Textiles, Apparel & Luxury Goods - (continued)
Xtep International Holdings Ltd.		12,500	$6,427
Youngone Corp.		227	7,184
Yue Yuen Industrial Holdings Ltd.		10,000	40,593

			1,415,991

Total Common Stocks (cost $2,558,877)			2,643,951

Investment Companies - 0.1%
Money Markets - 0.1%
State Street Institutional U.S. Government Money Market Fund (cost $2,713)		2,713	2,713

Total Investments (total cost $2,561,590) - 100.3%			2,646,664

Liabilities, net of Cash, Receivables, and Other Assets - (0.3%)			(7,813)

Net Assets - 100%			$2,638,851

Summary of Investments by Country - (unaudited)
Country	Value	% of Investment Securities
United States	$1,283,518	48.5%
Germany	483,776	18.3
Japan	277,553	10.5
Canada	120,346	4.5
Switzerland	83,831	3.2
Ireland	82,499	3.1
Taiwan, Province Of China	65,422	2.5
China	62,327	2.3
Finland	44,445	1.7
Hong Kong	42,379	1.6
Great Britain	37,789	1.4
South Korea	20,254	0.8
Sweden	16,293	0.6
Norway	15,187	0.6
Netherlands	8,288	0.3
South Africa	1,719	0.1
Australia	1,038	0.0
Total	$2,646,664	100.0%

Notes to Schedule of Investments (unaudited)

PLC	Public Limited Company

* Non-income producing security.

The following is a summary of the inputs that were used to value the Fund's investments in securities and other financial instruments as of July 31, 2016.
Valuation Inputs Summary

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs

Assets Investments in Securities:
Common Stocks	$2,643,951	$—	$—
Investment Companies	—	2,713	—

Total Assets	$2,643,951	$2,713	$—

Organization and Significant Accounting Policies

The Health and Fitness ETF (the “Fund”) is a series fund. The Fund is part of Janus Detroit Street Trust (the “Trust”), which is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and therefore has applied the specialized accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946. The Trust offers eight Funds which represent shares of beneficial interest in a separate portfolio of securities and other assets with its own objective and policies. The Fund seeks investment results that correspond generally to the performance, before fees and expenses, of an index which is designed to track the performance of companies globally that are positioned to profit from servicing those participating in health and fitness activities, including companies whose business is focused on fitness technology/equipment, sports apparel, nutrition, and sports/fitness facilities. The Fund is classified as nondiversified, as defined in the 1940 Act.

The following accounting policies have been followed by the Fund and are in conformity with accounting principles generally accepted in the United States of America.

Investment Valuation

Securities held by the Fund are valued in accordance with policies and procedures established by and under the supervision of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at the closing prices on the primary market or exchange on which they trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Securities that are traded on the over-the-counter (“OTC”) markets are generally valued at their closing or latest bid prices as available. Foreign securities and currencies are converted to U.S. dollars using the applicable exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Fund will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or are deemed unreliable are valued at fair value determined in good faith under the Valuation Procedures. Circumstances in which fair value pricing may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position.

Valuation Inputs Summary

FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:

Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.

Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; and certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.

Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal year.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of July 31, 2016 to fair value the Fund’s investments in securities and other financial instruments is included in the Notes to Schedule of Investments and Other Information.

There were no transfers between Level 1, Level 2 and Level 3 of the fair value hierarchy during the period. The Fund recognizes transfers between the levels as of the beginning of the fiscal year.

Foreign Currency Translations

The Fund does not isolate that portion of the results of operations resulting from the effect of changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held at the date of the financial statements. Net unrealized appreciation or depreciation of investments and foreign currency translations arise from changes in the value of assets and liabilities, including investments in securities held at the date of the financial statements, resulting from changes in the exchange rates and changes in market prices of securities held.

Currency gains and losses are also calculated on payables and receivables that are denominated in foreign currencies. The payables and receivables are generally related to foreign security transactions and income translations.

Foreign currency-denominated assets and forward currency contracts may involve more risks than domestic transactions, including currency risk, counterparty risk, political and economic risk, regulatory risk and equity risk. Risks may arise from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.

Additional Investment Risk

The financial crisis in both the U.S. and global economies over the past several years has resulted, and may continue to result, in a significant decline in the value and liquidity of many securities of issuers worldwide in the equity and fixed income/credit markets. In response to the crisis, the United States and certain foreign governments, along with the U.S. Federal Reserve and certain foreign central banks, took steps to support the financial markets. The withdrawal of this support, a failure of measures put in place to respond to the crisis, or investor perception that such efforts were not sufficient could each negatively affect financial markets generally, and the value and liquidity of specific securities. In addition, policy and legislative changes in the United States and in other countries continue to impact many aspects of financial regulation. The effect of these changes on the markets, and the practical implications for market participants, including the Fund, may not be fully known for some time. As a result, it may also be unusually difficult to identify both investment risks and opportunities, which could limit or preclude the Fund’s ability to achieve its investment objective. Therefore, it is important to understand that the value of your investment may fall, sometimes sharply, and you could lose money.

The enactment of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Dodd-Frank Act”) provided for widespread regulation of financial institutions, consumer financial products and services, broker-dealers, OTC derivatives, investment advisers, credit rating agencies, and mortgage lending, which expanded federal oversight in the financial sector, including the investment management industry. Many provisions of the Dodd-Frank Act remain pending and will be implemented through future rulemaking. Therefore, the ultimate impact of the Dodd-Frank Act and the regulations under the Dodd-Frank Act on the Fund and the investment management industry as a whole, is not yet certain.

A number of countries in the European Union (“EU”) have experienced, and may continue to experience, severe economic and financial difficulties. In particular, many EU nations are susceptible to economic risks associated with high levels of debt, notably due to investments in sovereign debt of countries such as Greece, Italy, Spain, Portugal, and Ireland. Many non-governmental issuers, and even certain governments, have defaulted on, or been forced to restructure, their debts. Many other issuers have faced difficulties obtaining credit or refinancing existing obligations. Financial institutions have in many cases required government or central bank support, have needed to raise capital, and/or have been impaired in their ability to extend credit. As a result, financial markets in the EU experienced extreme volatility and declines in asset values and liquidity. Responses to these financial problems by European governments, central banks, and others, including austerity measures and reforms, may not work, may result in social unrest, and may limit future growth and economic recovery or have other unintended consequences. Further defaults or restructurings by governments and others of their debt could have additional adverse effects on economies, financial markets, and asset valuations around the world. Greece, Ireland, and Portugal have already received one or more “bailouts” from other Eurozone member states, and it is unclear how much additional funding they will require or if additional Eurozone member states will require bailouts in the future. The risk of investing in securities in the European markets may also be heightened due to the referendum in which the United Kingdom voted to exit the EU (known as “Brexit”). One or more countries may also abandon the euro and/ or withdraw from the EU, placing its currency and banking system in jeopardy.

Certain areas of the world have historically been prone to and economically sensitive to environmental events such as, but not limited to, hurricanes, earthquakes, typhoons, flooding, tidal waves, tsunamis, erupting volcanoes, wildfires or droughts, tornadoes, mudslides, or other weather-related phenomena. Such disasters, and the resulting physical or economic damage, could have a severe and negative impact on the Fund’s investment portfolio and, in the longer term, could impair the ability of issuers in which the Fund invests to conduct their businesses as they would under normal conditions. Adverse weather conditions may also have a particularly significant negative effect on issuers in the agricultural sector and on insurance companies that insure against the impact of natural disasters.

Federal Income Tax

The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of July 31, 2016 are noted below.

Unrealized appreciation and unrealized depreciation in the table below exclude appreciation/depreciation on foreign currency translations. The primary difference(s) between book and tax appreciation or depreciation of investments is wash sales loss deferrals.

Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Tax Appreciation/ (Depreciation)
$2,561,940	$125,720	$(40,996)	$84,724

Subsequent Event

Management has evaluated whether any events or transactions occurred subsequent to July 31, 2016 and through the date of the filing and determined that there were no material events or transactions that would require recognition or disclosure in the Fund’s filing.

The Long-Term Care ETF

Schedule of Investments (unaudited)

July 31, 2016

	Shares	Value

Common Stocks - 99.8%
Health Care Providers & Services - 33.1%
Almost Family, Inc. *	344	$13,688
Amedisys, Inc. *	1,077	57,673
Arvida Group Ltd.	8,556	7,281
Brookdale Senior Living, Inc. *	7,023	129,715
Capital Senior Living Corp. *	1,074	20,922
Chartwell Retirement Residences	6,616	80,464
Ensign Group, Inc .	1,815	39,022
Estia Health Ltd.	6,491	25,309
Extendicare, Inc.	3,365	21,185
Five Star Quality Care, Inc. *	1,552	3,678
Genesis Healthcare, Inc. *	805	1,658
Japara Healthcare Ltd.	8,148	16,040
Kindred Healthcare, Inc.	3,186	39,060
Korian SA	1,972	69,849
LHC Group, Inc. *	583	26,387
Metlifecare Ltd.	4,507	18,333
N Field Co., Ltd.	300	4,836
National HealthCare Corp.	350	22,610
Orpea	1,431	126,497
Regis Healthcare Ltd.	5,105	20,021
Ryman Healthcare Ltd.	15,127	103,968
Sienna Senior Living, Inc.	1,378	18,482
SkyOcean International Holdings Ltd. *	1,000	1,164
Summerset Group Holdings Ltd.	7,538	25,769
Tsukui Corp.	900	14,253

		907,864
Internet Software & Services - 0.7%
SMS Co., Ltd.	800	18,937
Real Estate Investment Trusts (REITs) - 65.8%
Aedifica SA	115	9,118
CareTrust, Inc.	2,196	31,732
HCP, Inc.	3,169	124,320
Ingenia Communities Group	6,292	13,821
LTC Properties, Inc.	1,436	76,869
National Health Investors, Inc.	1,420	111,569
New Senior Investment Group, Inc.	3,096	37,121
Omega Healthcare Investors, Inc.	3,522	121,509
Sabra Health Care, Inc.	2,453	58,651
Senior Housing Properties Trust	5,377	119,423
Ventas, Inc.	7,325	557,872
Welltower, Inc.	6,894	546,901

		1,808,906
Real Estate Management & Development - 0.2%
Lifestyle Communities Ltd.	2,172	4,920

Total Common Stocks (cost $2,545,798)		2,740,627

		Shares	Value

Investment Companies - 0.1%
Money Markets - 0.1%
State Street Institutional U.S. Government Money Market Fund (cost $3,314)		3,314	$3,314

Total Investments (total cost $2,549,112) - 99.9%			2,743,941

Liabilities, net of Cash, Receivables, and Other Assets - 0.1%			3,993

Net Assets - 100%			$2,747,934

Summary of Investments by Country - (unaudited)
Country	Value	% of Investment Securities
United States	$2,143,694	78.1%
France	196,346	7.2
New Zealand	155,351	5.7
Canada	120,131	4.4
Australia	80,111	2.9
Japan	38,026	1.4
Belgium	9,118	0.3
Hong Kong	1,164	0.0
Total	$2,743,941	100.0%

Notes to Schedule of Investments (unaudited)

*	Non-income producing security.

The following is a summary of the inputs that were used to value the Fund's investments in securities and other financial instruments as of July 31, 2016.
Valuation Inputs Summary

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs

Assets Investments in Securities:
Common Stocks	$2,740,627	$—	$—
Investment Companies	—	3,314	—

Total Assets	$2,740,627	$3,314	$—

Organization and Significant Accounting Policies

The Long-Term Care ETF (the “Fund”) is a series fund. The Fund is part of Janus Detroit Street Trust (the “Trust”), which is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and therefore has applied the specialized accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946. The Trust offers eight Funds which represent shares of beneficial interest in a separate portfolio of securities and other assets with its own objective and policies. The Fund seeks investment results that correspond generally to the performance, before fees and expenses, of an index which is designed to track the performance of companies globally that are positioned to profit from providing long-term care to the aging population, including companies owning or operating senior living facilities, nursing services, specialty hospitals, and senior housing, biotech companies for age-related illnesses, and companies that sell products and services to such facilities. The Fund is classified as nondiversified, as defined in the 1940 Act.

The following accounting policies have been followed by the Fund and are in conformity with accounting principles generally accepted in the United States of America.

Investment Valuation

Securities held by the Fund are valued in accordance with policies and procedures established by and under the supervision of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at the closing prices on the primary market or exchange on which they trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Securities that are traded on the over-the-counter (“OTC”) markets are generally valued at their closing or latest bid prices as available. Foreign securities and currencies are converted to U.S. dollars using the applicable exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Fund will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or are deemed unreliable are valued at fair value determined in good faith under the Valuation Procedures. Circumstances in which fair value pricing may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position.

Valuation Inputs Summary

FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:

Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.

Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; and certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.

Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal year.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of July 31, 2016 to fair value the Fund’s investments in securities and other financial instruments is included in the Notes to Schedule of Investments and Other Information.

There were no transfers between Level 1, Level 2 and Level 3 of the fair value hierarchy during the period. The Fund recognizes transfers between the levels as of the beginning of the fiscal year.

Foreign Currency Translations

The Fund does not isolate that portion of the results of operations resulting from the effect of changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held at the date of the financial statements. Net unrealized appreciation or depreciation of investments and foreign currency translations arise from changes in the value of assets and liabilities, including investments in securities held at the date of the financial statements, resulting from changes in the exchange rates and changes in market prices of securities held.

Currency gains and losses are also calculated on payables and receivables that are denominated in foreign currencies. The payables and receivables are generally related to foreign security transactions and income translations.

Foreign currency-denominated assets and forward currency contracts may involve more risks than domestic transactions, including currency risk, counterparty risk, political and economic risk, regulatory risk and equity risk. Risks may arise from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.

Additional Investment Risk

The financial crisis in both the U.S. and global economies over the past several years has resulted, and may continue to result, in a significant decline in the value and liquidity of many securities of issuers worldwide in the equity and fixed income/credit markets. In response to the crisis, the United States and certain foreign governments, along with the U.S. Federal Reserve and certain foreign central banks, took steps to support the financial markets. The withdrawal of this support, a failure of measures put in place to respond to the crisis, or investor perception that such efforts were not sufficient could each negatively affect financial markets generally, and the value and liquidity of specific securities. In addition, policy and legislative changes in the United States and in other countries continue to impact many aspects of financial regulation. The effect of these changes on the markets, and the practical implications for market participants, including the Fund, may not be fully known for some time. As a result, it may also be unusually difficult to identify both investment risks and opportunities, which could limit or preclude the Fund’s ability to achieve its investment objective. Therefore, it is important to understand that the value of your investment may fall, sometimes sharply, and you could lose money.

The enactment of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Dodd-Frank Act”) provided for widespread regulation of financial institutions, consumer financial products and services, broker-dealers, OTC derivatives, investment advisers, credit rating agencies, and mortgage lending, which expanded federal oversight in the financial sector, including the investment management industry. Many provisions of the Dodd-Frank Act remain pending and will be implemented through future rulemaking. Therefore, the ultimate impact of the Dodd-Frank Act and the regulations under the Dodd-Frank Act on the Fund and the investment management industry as a whole, is not yet certain.

A number of countries in the European Union (“EU”) have experienced, and may continue to experience, severe economic and financial difficulties. In particular, many EU nations are susceptible to economic risks associated with high levels of debt, notably due to investments in sovereign debt of countries such as Greece, Italy, Spain, Portugal, and Ireland. Many non-governmental issuers, and even certain governments, have defaulted on, or been forced to restructure, their debts. Many other issuers have faced difficulties obtaining credit or refinancing existing obligations. Financial institutions have in many cases required government or central bank support, have needed to raise capital, and/or have been impaired in their ability to extend credit. As a result, financial markets in the EU experienced extreme volatility and declines in asset values and liquidity. Responses to these financial problems by European governments, central banks, and others, including austerity measures and reforms, may not work, may result in social unrest, and may limit future growth and economic recovery or have other unintended consequences. Further defaults or restructurings by governments and others of their debt could have additional adverse effects on economies, financial markets, and asset valuations around the world. Greece, Ireland, and Portugal have already received one or more “bailouts” from other Eurozone member states, and it is unclear how much additional funding they will require or if additional Eurozone member states will require bailouts in the future. The risk of investing in securities in the European markets may also be heightened due to the referendum in which the United Kingdom voted to exit the EU (known as “Brexit”). One or more countries may also abandon the euro and/ or withdraw from the EU, placing its currency and banking system in jeopardy.

Certain areas of the world have historically been prone to and economically sensitive to environmental events such as, but not limited to, hurricanes, earthquakes, typhoons, flooding, tidal waves, tsunamis, erupting volcanoes, wildfires or droughts, tornadoes, mudslides, or other weather-related phenomena. Such disasters, and the resulting physical or economic damage, could have a severe and negative impact on the Fund’s investment portfolio and, in the longer term, could impair the ability of issuers in which the Fund invests to conduct their businesses as they would under normal conditions. Adverse weather conditions may also have a particularly significant negative effect on issuers in the agricultural sector and on insurance companies that insure against the impact of natural disasters.

Real Estate Investing

Within the parameters of its specific investment policies, the Fund may invest in REITs. Such companies may include those in the real estate industry or real estate-related industries. These securities may include common stocks, preferred and convertible securities of issuers in real estate-related industries. A REIT is a trust that invests in real estate related projects, such as properties, mortgage loans, and construction loans. REITs are generally categorized as equity, mortgage, or hybrid REITs. A REIT may be listed on an exchange or traded OTC.

Federal Income Tax

The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of July 31, 2016 are noted below.

Unrealized appreciation and unrealized depreciation in the table below exclude appreciation/depreciation on foreign currency translations. The primary difference(s) between book and tax appreciation or depreciation of investments is wash sales loss deferrals.

Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Tax Appreciation/ (Depreciation)
$2,549,165	$198,208	$(3,432)	$194,776

Subsequent Event

Management has evaluated whether any events or transactions occurred subsequent to July 31, 2016 and through the date of the filing and determined that there were no material events or transactions that would require recognition or disclosure in the Fund’s filing.

The Obesity ETF

Schedule of Investments (unaudited)

July 31, 2016

	Shares	Value

Common Stocks - 99.9%
Biotechnology - 4.2%
Adocia *	116	$6,741
Arena Pharmaceuticals, Inc. *	11,431	19,090
Esperion Therapeutics, Inc. *	737	8,004
Keryx Biopharmaceuticals, Inc. *	3,632	26,731
Lexicon Pharmaceuticals, Inc. *	1,933	31,547
MannKind Corp. *	15,540	15,385
Zafgen, Inc. *	1,052	3,198

		110,696
Diversified Consumer Services - 0.7%
Weight Watchers International, Inc. *	1,458	17,394
Health Care Equipment & Supplies - 40.2%
AngioDynamics, Inc. *	1,215	20,157
Apex Biotechnology Corp.	3,000	4,469
Cardiovascular Systems, Inc. *	1,450	28,434
CryoLife, Inc.	1,354	19,728
DexCom, Inc. *	1,501	138,437
Endologix, Inc. *	3,610	50,937
Fisher & Paykel Healthcare Corp., Ltd.	15,743	118,817
Insulet Corp. *	2,614	92,509
LeMaitre Vascular, Inc.	619	10,647
Lifetech Scientific Corp. *	84,000	15,588
Microlife Corp.	1,000	2,506
Microport Scientific Corp. *	25,000	13,563
Nipro Corp.	6,400	80,059
NxStage Medical, Inc. *	2,910	64,340
ResMed, Inc.	17,500	122,368
REVA Medical, Inc. - CDI *	17,857	17,237
Rockwell Medical, Inc. *	2,189	17,621
SomnoMed Ltd. *	1,607	4,214
Spectranetics Corp *	1,943	45,039
St. Jude Medical, Inc.	1,411	117,169
TaiDoc Technology Corp.	1,000	4,432
Tandem Diabetes Care, Inc. *	852	5,649
Vascular Solutions, Inc. *	798	36,604
Ypsomed Holding AG *	161	32,052

		1,062,576
Health Care Providers & Services - 24.3%
DaVita HealthCare Partners, Inc. *	1,462	113,363
Fresenius Medical Care AG & Co. KGaA (ADR)	11,584	528,810

		642,173
Internet & Catalog Retail - 2.3%
N Brown Group PLC	9,536	22,017
Nutri/System, Inc.	1,332	39,401

		61,418

		Shares	Value

Common Stocks - (continued)
Personal Products - 6.4%
Herbalife, Ltd. *		1,741	$118,405
Medifast, Inc.		450	15,849
USANA Health Sciences, Inc. *		242	33,232

			167,486
Pharmaceuticals - 19.9%
Novo Nordisk A/S - Class B		9,088	517,972
Oramed Pharmaceuticals, Inc. *		477	3,897
VIVUS, Inc. *		4,405	4,713

			526,582
Specialty Retail - 1.9%
Cato Corp. - Class A		1,160	41,493
Destination XL Group, Inc. *		1,695	8,746

			50,239

Total Common Stocks (cost $2,529,985)			2,638,564

Investment Companies - 0.0%
Money Markets - 0.0%
State Street Institutional U.S. Government Money Market Fund (cost $557)		557	557

Total Investments (total cost $2,530,542) - 99.9%			2,639,121

Liabilities, net of Cash, Receivables, and Other Assets - 0.1%			2,567

Net Assets - 100%			$2,641,688

Summary of Investments by Country - (unaudited)
Country	Value	% of Investment Securities
United States	$1,283,984	48.7%
Germany	528,810	20.0
Denmark	517,972	19.6
New Zealand	118,817	4.5
Japan	80,059	3.0
Switzerland	32,052	1.2
China	29,151	1.1
Great Britain	22,017	0.8
Taiwan, Province Of China	11,407	0.4
France	6,741	0.3
Australia	4,214	0.2
Israel	3,897	0.2
Total	$2,639,121	100.0%

Notes to Schedule of Investments (unaudited)

ADR	American Depositary Receipt
CDI	Chess Depository Interest
PLC	Public Limited Company

*	Non-income producing security.

The following is a summary of the inputs that were used to value the Fund's investments in securities and other financial instruments as of July 31, 2016.
Valuation Inputs Summary

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs

Assets Investments in Securities:
Common Stocks	$2,638,564	$—	$—
Investment Companies	—	557	—

Total Assets	$2,638,564	$557	$—

Organization and Significant Accounting Policies

The Obesity ETF (the “Fund”) is a series fund. The Fund is part of Janus Detroit Street Trust (the “Trust”), which is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and therefore has applied the specialized accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946. The Trust offers eight Funds which represent shares of beneficial interest in a separate portfolio of securities and other assets with its own objective and policies. The Fund seeks investment results that correspond generally to the performance, before fees and expenses, of an index which is designed to track the performance of companies globally that are positioned to profit from servicing the obese, including biotechnology, pharmaceutical, health care and medical device companies whose business is focused on obesity and obesity related disease including diabetes, high blood pressure, cholesterol, heart disease, stroke, and sleep apnea, and companies focused on weight loss programs, weight loss supplements, or plus sized apparel. The Fund is classified as nondiversified, as defined in the 1940 Act.

The following accounting policies have been followed by the Fund and are in conformity with accounting principles generally accepted in the United States of America.

Investment Valuation

Securities held by the Fund are valued in accordance with policies and procedures established by and under the supervision of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at the closing prices on the primary market or exchange on which they trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Securities that are traded on the over-the-counter (“OTC”) markets are generally valued at their closing or latest bid prices as available. Foreign securities and currencies are converted to U.S. dollars using the applicable exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Fund will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or are deemed unreliable are valued at fair value determined in good faith under the Valuation Procedures. Circumstances in which fair value pricing may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position.

Valuation Inputs Summary

FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:

Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.

Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; and certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.

Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal year.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of July 31, 2016 to fair value the Fund’s investments in securities and other financial instruments is included in the Notes to Schedule of Investments and Other Information.

There were no transfers between Level 1, Level 2 and Level 3 of the fair value hierarchy during the period. The Fund recognizes transfers between the levels as of the beginning of the fiscal year.

Foreign Currency Translations

The Fund does not isolate that portion of the results of operations resulting from the effect of changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held at the date of the financial statements. Net unrealized appreciation or depreciation of investments and foreign currency translations arise from changes in the value of assets and liabilities, including investments in securities held at the date of the financial statements, resulting from changes in the exchange rates and changes in market prices of securities held.

Currency gains and losses are also calculated on payables and receivables that are denominated in foreign currencies. The payables and receivables are generally related to foreign security transactions and income translations.

Foreign currency-denominated assets and forward currency contracts may involve more risks than domestic transactions, including currency risk, counterparty risk, political and economic risk, regulatory risk and equity risk. Risks may arise from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.

Additional Investment Risk

The financial crisis in both the U.S. and global economies over the past several years has resulted, and may continue to result, in a significant decline in the value and liquidity of many securities of issuers worldwide in the equity and fixed income/credit markets. In response to the crisis, the United States and certain foreign governments, along with the U.S. Federal Reserve and certain foreign central banks, took steps to support the financial markets. The withdrawal of this support, a failure of measures put in place to respond to the crisis, or investor perception that such efforts were not sufficient could each negatively affect financial markets generally, and the value and liquidity of specific securities. In addition, policy and legislative changes in the United States and in other countries continue to impact many aspects of financial regulation. The effect of these changes on the markets, and the practical implications for market participants, including the Fund, may not be fully known for some time. As a result, it may also be unusually difficult to identify both investment risks and opportunities, which could limit or preclude the Fund’s ability to achieve its investment objective. Therefore, it is important to understand that the value of your investment may fall, sometimes sharply, and you could lose money.

The enactment of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Dodd-Frank Act”) provided for widespread regulation of financial institutions, consumer financial products and services, broker-dealers, OTC derivatives, investment advisers, credit rating agencies, and mortgage lending, which expanded federal oversight in the financial sector, including the investment management industry. Many provisions of the Dodd-Frank Act remain pending and will be implemented through future rulemaking. Therefore, the ultimate impact of the Dodd-Frank Act and the regulations under the Dodd-Frank Act on the Fund and the investment management industry as a whole, is not yet certain.

A number of countries in the European Union (“EU”) have experienced, and may continue to experience, severe economic and financial difficulties. In particular, many EU nations are susceptible to economic risks associated with high levels of debt, notably due to investments in sovereign debt of countries such as Greece, Italy, Spain, Portugal, and Ireland. Many non-governmental issuers, and even certain governments, have defaulted on, or been forced to restructure, their debts. Many other issuers have faced difficulties obtaining credit or refinancing existing obligations. Financial institutions have in many cases required government or central bank support, have needed to raise capital, and/or have been impaired in their ability to extend credit. As a result, financial markets in the EU experienced extreme volatility and declines in asset values and liquidity. Responses to these financial problems by European governments, central banks, and others, including austerity measures and reforms, may not work, may result in social unrest, and may limit future growth and economic recovery or have other unintended consequences. Further defaults or restructurings by governments and others of their debt could have additional adverse effects on economies, financial markets, and asset valuations around the world. Greece, Ireland, and Portugal have already received one or more “bailouts” from other Eurozone member states, and it is unclear how much additional funding they will require or if additional Eurozone member states will require bailouts in the future. The risk of investing in securities in the European markets may also be heightened due to the referendum in which the United Kingdom voted to exit the EU (known as “Brexit”). One or more countries may also abandon the euro and/ or withdraw from the EU, placing its currency and banking system in jeopardy.

Certain areas of the world have historically been prone to and economically sensitive to environmental events such as, but not limited to, hurricanes, earthquakes, typhoons, flooding, tidal waves, tsunamis, erupting volcanoes, wildfires or droughts, tornadoes, mudslides, or other weather-related phenomena. Such disasters, and the resulting physical or economic damage, could have a severe and negative impact on the Fund’s investment portfolio and, in the longer term, could impair the ability of issuers in which the Fund invests to conduct their businesses as they would under normal conditions. Adverse weather conditions may also have a particularly significant negative effect on issuers in the agricultural sector and on insurance companies that insure against the impact of natural disasters.

Federal Income Tax

The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of July 31, 2016 are noted below.

Unrealized appreciation and unrealized depreciation in the table below exclude appreciation/depreciation on foreign currency translations. The primary difference(s) between book and tax appreciation or depreciation of investments is wash sales loss deferrals.

Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Tax Appreciation/ (Depreciation)
$2,530,566	$148,682	$(40,127)	$108,555

Subsequent Event

Management has evaluated whether any events or transactions occurred subsequent to July 31, 2016 and through the date of the filing and determined that there were no material events or transactions that would require recognition or disclosure in the Fund’s filing.

The Organics ETF

Schedule of Investments (unaudited)

July 31, 2016

	Shares	Value

Common Stocks - 99.8%
Chemicals - 6.0%
Century Sunshine Group Holdings Ltd.	400,000	$16,238
Chr Hansen Holding A/S	1,851	116,490
Treatt PLC	9,114	21,781

		154,509
Food & Staples Retailing - 30.4%
Natural Grocers by Vitamin Cottage, Inc. *	2,364	32,363
Sprouts Farmers Market, Inc. *	5,008	115,835
United Natural Foods, Inc. *	2,425	121,201
Village Super Market, Inc. - Class A	1,201	38,000
Whole Foods Market, Inc.	15,552	474,025

		781,424
Food Products - 51.0%
Amira Nature Foods Ltd. *	3,585	25,489
Ariake Japan Co., Ltd.	2,100	115,978
Bellamy's Australia Ltd.	13,097	117,561
China Shengmu Organic Milk Ltd. *	413,000	81,430
Freedom Foods Group Ltd.	13,503	46,696
Hain Celestial Group, Inc. *	2,239	118,197
Ichitan Group PCL	52,900	19,289
Rock Field Co., Ltd.	3,500	51,364
Sino Agro Food, Inc. *	3,017	16,513
SunOpta, Inc. *	14,948	84,456
Wessanen	9,901	120,793
WhiteWave Foods Co. *	9,228	512,062

		1,309,828
Personal Products - 6.5%
Blackmores Ltd.	982	117,284
Nutraceutical International Corp. *	1,459	37,409
Sagittarius Life Science Corp. *	2,000	11,841

		166,534
Specialty Retail - 5.9%
DavidsTea, Inc. *	1,893	25,404
L'Occitane International SA	53,250	111,304
Naturhouse Health SAU	2,674	13,755

		150,463

Total Common Stocks (cost $2,549,632)		2,562,758

Investment Companies - 0.1%
Money Markets - 0.1%
State Street Institutional U.S. Government Money Market Fund (cost $3,200)	3,200	3,200

Total Investments (total cost $2,552,832) - 99.9%	2,565,958

Liabilities, net of Cash, Receivables, and Other Assets - 0.1%		1,350

Net Assets - 100%		$2,567,308

Summary of Investments by Country - (unaudited)

Country	Value	% of Investment Securities
United States	$1,452,292	56.6%
Australia	281,541	11.0
Japan	167,342	6.5
Netherlands	120,793	4.7
Denmark	116,490	4.5
Luxembourg	111,304	4.3
Canada	109,860	4.3
China	97,943	3.8
United Arab Emirates	25,489	1.0
Great Britain	21,781	0.9
Thailand	19,289	0.8
Hong Kong	16,238	0.6
Spain	13,755	0.5
Taiwan, Province Of China	11,841	0.5
Total	$2,565,958	100.0%

Notes to Schedule of Investments (unaudited)

PCL	Public Company Limited
PLC	Public Limited Company

*	Non-income producing security.

The following is a summary of the inputs that were used to value the Fund's investments in securities and other financial instruments as of July 31, 2016.
Valuation Inputs Summary

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs

Assets Investments in Securities:
Common Stocks	$2,562,758	$—	$—
Investment Companies	—	3,200	—

Total Assets	$2,562,758	$3,200	$—

Organization and Significant Accounting Policies

The Organics ETF (the “Fund”) is a series fund. The Fund is part of Janus Detroit Street Trust (the “Trust”), which is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and therefore has applied the specialized accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946. The Trust offers eight Funds which represent shares of beneficial interest in a separate portfolio of securities and other assets with its own objective and policies. The Fund seeks investment results that correspond generally to the performance, before fees and expenses, of an index which is designed to track the performance of companies globally that are positioned to profit from increasing demand for organic products, including companies which service, produce, distribute, market or sell organic food, beverages, cosmetics, supplements, or packaging. The Fund is classified as nondiversified, as defined in the 1940 Act.

The following accounting policies have been followed by the Fund and are in conformity with accounting principles generally accepted in the United States of America.

Investment Valuation

Securities held by the Fund are valued in accordance with policies and procedures established by and under the supervision of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at the closing prices on the primary market or exchange on which they trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Securities that are traded on the over-the-counter (“OTC”) markets are generally valued at their closing or latest bid prices as available. Foreign securities and currencies are converted to U.S. dollars using the applicable exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Fund will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or are deemed unreliable are valued at fair value determined in good faith under the Valuation Procedures. Circumstances in which fair value pricing may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position.

Valuation Inputs Summary

FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:

Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.

Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; and certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.

Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal year.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of July 31, 2016 to fair value the Fund’s investments in securities and other financial instruments is included in the Notes to Schedule of Investments and Other Information.

There were no transfers between Level 1, Level 2 and Level 3 of the fair value hierarchy during the period. The Fund recognizes transfers between the levels as of the beginning of the fiscal year.

Foreign Currency Translations

The Fund does not isolate that portion of the results of operations resulting from the effect of changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held at the date of the financial statements. Net unrealized appreciation or depreciation of investments and foreign currency translations arise from changes in the value of assets and liabilities, including investments in securities held at the date of the financial statements, resulting from changes in the exchange rates and changes in market prices of securities held.

Currency gains and losses are also calculated on payables and receivables that are denominated in foreign currencies. The payables and receivables are generally related to foreign security transactions and income translations.

Foreign currency-denominated assets and forward currency contracts may involve more risks than domestic transactions, including currency risk, counterparty risk, political and economic risk, regulatory risk and equity risk. Risks may arise from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.

Additional Investment Risk

The financial crisis in both the U.S. and global economies over the past several years has resulted, and may continue to result, in a significant decline in the value and liquidity of many securities of issuers worldwide in the equity and fixed income/credit markets. In response to the crisis, the United States and certain foreign governments, along with the U.S. Federal Reserve and certain foreign central banks, took steps to support the financial markets. The withdrawal of this support, a failure of measures put in place to respond to the crisis, or investor perception that such efforts were not sufficient could each negatively affect financial markets generally, and the value and liquidity of specific securities. In addition, policy and legislative changes in the United States and in other countries continue to impact many aspects of financial regulation. The effect of these changes on the markets, and the practical implications for market participants, including the Fund, may not be fully known for some time. As a result, it may also be unusually difficult to identify both investment risks and opportunities, which could limit or preclude the Fund’s ability to achieve its investment objective. Therefore, it is important to understand that the value of your investment may fall, sometimes sharply, and you could lose money.

The enactment of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Dodd-Frank Act”) provided for widespread regulation of financial institutions, consumer financial products and services, broker-dealers, OTC derivatives, investment advisers, credit rating agencies, and mortgage lending, which expanded federal oversight in the financial sector, including the investment management industry. Many provisions of the Dodd-Frank Act remain pending and will be implemented through future rulemaking. Therefore, the ultimate impact of the Dodd-Frank Act and the regulations under the Dodd-Frank Act on the Fund and the investment management industry as a whole, is not yet certain.

A number of countries in the European Union (“EU”) have experienced, and may continue to experience, severe economic and financial difficulties. In particular, many EU nations are susceptible to economic risks associated with high levels of debt, notably due to investments in sovereign debt of countries such as Greece, Italy, Spain, Portugal, and Ireland. Many non-governmental issuers, and even certain governments, have defaulted on, or been forced to restructure, their debts. Many other issuers have faced difficulties obtaining credit or refinancing existing obligations. Financial institutions have in many cases required government or central bank support, have needed to raise capital, and/or have been impaired in their ability to extend credit. As a result, financial markets in the EU experienced extreme volatility and declines in asset values and liquidity. Responses to these financial problems by European governments, central banks, and others, including austerity measures and reforms, may not work, may result in social unrest, and may limit future growth and economic recovery or have other unintended consequences. Further defaults or restructurings by governments and others of their debt could have additional adverse effects on economies, financial markets, and asset valuations around the world. Greece, Ireland, and Portugal have already received one or more “bailouts” from other Eurozone member states, and it is unclear how much additional funding they will require or if additional Eurozone member states will require bailouts in the future. The risk of investing in securities in the European markets may also be heightened due to the referendum in which the United Kingdom voted to exit the EU (known as “Brexit”). One or more countries may also abandon the euro and/ or withdraw from the EU, placing its currency and banking system in jeopardy.

Certain areas of the world have historically been prone to and economically sensitive to environmental events such as, but not limited to, hurricanes, earthquakes, typhoons, flooding, tidal waves, tsunamis, erupting volcanoes, wildfires or droughts, tornadoes, mudslides, or other weather-related phenomena. Such disasters, and the resulting physical or economic damage, could have a severe and negative impact on the Fund’s investment portfolio and, in the longer term, could impair the ability of issuers in which the Fund invests to conduct their businesses as they would under normal conditions. Adverse weather conditions may also have a particularly significant negative effect on issuers in the agricultural sector and on insurance companies that insure against the impact of natural disasters.

Federal Income Tax

The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of July 31, 2016 are noted below.

Unrealized appreciation and unrealized depreciation in the table below exclude appreciation/depreciation on foreign currency translations. The primary difference(s) between book and tax appreciation or depreciation of investments is wash sales loss deferrals.

Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Tax Appreciation/ (Depreciation)
$2,553,244	$126,155	$(113,441)	$12,714

Subsequent Event

Management has evaluated whether any events or transactions occurred subsequent to July 31, 2016 and through the date of the filing and determined that there were no material events or transactions that would require recognition or disclosure in the Fund’s filing.

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Item 2. Controls and Procedures.

(a) The registrant's Principal Executive Officer and Principal Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended ("the Act")) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-3(b) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant's internal control over financial reporting during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for the Registrant's Principal Executive Officer and Principal Financial Officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Act, as amended, are attached as Ex99.CERT.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Janus Detroit Street Trust

By: /s/ Bruce Koepfgen
Bruce Koepfgen, President and Chief Executive Officer of Janus Detroit Street Trust

(Principal Executive Officer)
Date: September 29, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Bruce Koepfgen
Bruce Koepfgen, President and Chief Executive Officer of Janus Detroit Street Trust

(Principal Executive Officer)
Date: September 29, 2016

By: /s/ Jesper Nergaard
Jesper Nergaard, Vice President, Chief Financial Officer, Treasurer and Principal Accounting Officer of Janus Detroit Street Trust

(Principal Accounting Officer and Principal Financial Officer)

Date: September 29, 2016